UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01700
                                  ----------

                     Franklin Gold and Precious Metals Fund
                     --------------------------------------
               (Exact name of registrant as specified in charter)

                 One Franklin Parkway, San Mateo, CA 94403-1906
                                                     ----------
              (Address of principal executive offices) (Zip code)

         Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
                                                            ----------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 650 312-2000
                                                           -------------
Date of fiscal year end: 7/31
                        -----
Date of reporting period: 7/31/08
                         --------

     Item 1. Reports to Stockholders.

                                    (GRAPHIC)

                                 JULY 31, 2008

                     ANNUAL REPORT AND SHARE HOLDER LETTER

                                     SECTOR

                     FRANKLIN GOLD AND PRECIOUS METALS FUND

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series

Annual Report

Franklin Gold and Precious Metals Fund

YOUR FUND'S GOALS AND MAIN INVESTMENTS: Franklin Gold and Precious Metals Fund seeks capital appreciation, with current income as its secondary goal, by investing at least 80% of its net assets in securities of gold and precious metals operation companies.

This annual report for Franklin Gold and Precious Metals Fund covers the fiscal year ended July 31, 2008.

PERFORMANCE OVERVIEW

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

Franklin Gold and Precious Metals Fund - Class A delivered a cumulative total return of +14.76% for the 12 months ended July 31, 2008. The Fund outperformed the broad Standard & Poor's 500 Index's (S&P 500's) -11.09% total return, but underperformed the sector-specific FTSE Gold Mines Index's +17.69% price return during the same period.(1) You can find the Fund's long-term performance data in the Performance Summary beginning on page 8.

ECONOMIC AND MARKET OVERVIEW

For the year ended July 31, 2008, the U.S. economy contended with record-high oil prices, the worst housing market contraction in decades, lingering effects of the ongoing credit crisis and dollar devaluation. Rising joblessness, the waning pace of consumer spending and multi-year lows for consumer and business confidence also weighed on the economy. Economic growth, as measured by gross domestic product (GDP), began the reporting period at a 4.8% annualized rate in the third quarter of 2007. In the fourth quarter, GDP declined sharply to -0.2% annualized before rebounding at annualized rates of 0.9% and an upwardly revised 3.3% in the first and second quarters of 2008. A weaker U.S. dollar compared with most foreign currencies over the past 12 months contributed to increased export demand, which helped the

(1.) Source: (C) 2008 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 includes reinvested dividends and is one of the most widely used benchmarks of U.S. equity performance. The FTSE Gold Mines Index is an unweighted index that tracks the daily performance of gold mining companies in South Africa, Australia and North America. This is a price-only index and does not include dividends. The indexes are unmanaged. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 19.


                                Annual Report | 3

GEOGRAPHIC BREAKDOWN

Based on Total Net Assets as of 7/31/08

                                   (BAR CHART)

Canada                                      39.3%
South Africa                                23.2%
Australia                                   13.6%
U.K.                                        11.3%
Peru                                         4.2%
U.S.                                         3.6%
Papua New Guinea                             2.5%
Russia                                       0.1%
Short-Term Investments & Other Net Assets    2.2%

manufacturing sector. Also supporting the economy were a buildup in inventories, expanding government spending and a boost to household finances from a $168 billion government stimulus package. Although tax rebate checks lifted spending temporarily, retail sales remained weak and new vehicle sales hit a 15-year low.

The U.S. labor market contracted, and the unemployment rate rose from 4.7% at the beginning of the period to 5.7% in July 2008, the highest level since 2004.(2) Volatile oil prices soared to an all-time trading high of $146 per barrel in early July 2008 but eased to $124 by period-end. Many other commodity prices -- including coal, natural gas, precious metals, raw materials and agricultural commodities -- also neared or surpassed all-time highs due to increased worldwide demand and institutional investors seeking alternatives to stocks and corporate bonds. For the 12 months ended July 31, 2008, the core Consumer Price Index (CPI), which excludes food and energy costs, rose 2.5%, which was higher than its 10-year average rate.(2)

Seeking to stimulate the sagging economy without stoking inflation, the Federal Reserve Board (Fed) made seven cuts to its key federal funds target rate during the period, lowering it 325 basis points, from 5.25% to a four-year low of 2.00%. This marked the end, at least temporarily, of an eight-month period during which the Fed made its most aggressive series of rate cuts in two decades. In this uncertain environment, U.S. Treasury prices fluctuated, and the 10-year Treasury note yield fell from 4.78% at the beginning of the period to 3.99% on July 31, 2008.

U.S. stock markets endured heightened volatility and lost ground during this challenging period. For the 12 months under review, the blue chip stocks of the Dow Jones Industrial Average had a total return of -11.71%, the broader S&P 500 a -11.09% total return, and the technology-heavy NASDAQ Composite Index a -8.00% return.(3) The energy, consumer staples and materials sectors performed relatively well. Small-capitalization stocks generally performed better than large caps, and growth stocks fared better than their value counterparts.

(2.) Source: Bureau of Labor Statistics.

(3.) Source: (C) 2008 Morningstar. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. See footnote 1 for a description of the S&P 500. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.


                                4 | Annual Report

PRECIOUS METALS PRICES (8/1/07-7/31/08)*

                              (PERFORMANCE GRAPH)

              PLATINUM      GOLD     PALLADIUM
             ---------   ---------   ---------
  8/1/2007   $1,285.00   $  666.90    $364.00
  8/2/2007   $1,284.25   $  665.55    $363.00
  8/3/2007   $1,290.50   $  673.00    $365.00
  8/6/2007   $1,289.50   $  672.01    $363.00
  8/7/2007   $1,284.00   $  672.40    $361.00
  8/8/2007   $1,286.00   $  674.80    $363.00
  8/9/2007   $1,267.50   $  662.10    $360.00
 8/10/2007   $1,274.50   $  672.80    $355.50
 8/13/2007   $1,279.00   $  669.50    $357.00
 8/14/2007   $1,272.00   $  669.20    $351.50
 8/15/2007   $1,263.00   $  667.60    $347.00
 8/16/2007   $1,239.00   $  652.01    $335.50
 8/17/2007   $1,231.50   $  657.80    $329.00
 8/20/2007   $1,247.75   $  657.11    $327.75
 8/21/2007   $1,241.50   $  657.30    $322.50
 8/22/2007   $1,237.25   $  660.80    $321.50
 8/23/2007   $1,242.75   $  660.38    $325.50
 8/24/2007   $1,248.25   $  668.20    $329.25
 8/27/2007   $1,250.75   $  667.60    $327.25
 8/28/2007   $1,253.75   $  662.50    $328.00
 8/29/2007   $1,268.25   $  667.60    $331.00
 8/30/2007   $1,259.50   $  665.30    $329.25
 8/31/2007   $1,267.50   $  673.40    $332.00
  9/3/2007   $1,271.00   $  672.52    $330.50
  9/4/2007   $1,274.75   $  681.65    $333.50
  9/5/2007   $1,272.00   $  681.80    $331.00
  9/6/2007   $1,289.50   $  695.41    $335.00
  9/7/2007   $1,288.50   $  701.00    $335.00
 9/10/2007   $1,291.00   $  703.10    $334.00
 9/11/2007   $1,302.00   $  712.50    $334.50
 9/12/2007   $1,301.00   $  711.60    $334.00
 9/13/2007   $1,296.00   $  708.30    $332.75
 9/14/2007   $1,296.50   $  707.60    $329.00
 9/17/2007   $1,300.50   $  717.90    $330.00
 9/18/2007   $1,306.00   $  723.50    $333.00
 9/19/2007   $1,306.50   $  721.40    $331.75
 9/20/2007   $1,325.25   $  733.26    $338.00
 9/21/2007   $1,326.50   $  731.50    $339.00
 9/24/2007   $1,341.00   $  730.60    $340.50
 9/25/2007   $1,347.00   $  731.70    $338.50
 9/26/2007   $1,345.50   $  728.80    $341.00
 9/27/2007   $1,359.00   $  734.43    $343.50
 9/28/2007   $1,385.50   $  743.60    $348.00
 10/1/2007   $1,388.50   $  747.20    $357.50
 10/2/2007   $1,349.00   $  731.60    $349.50
 10/3/2007   $1,357.00   $  727.90    $357.00
 10/4/2007   $1,362.50   $  738.00    $366.50
 10/5/2007   $1,376.25   $  742.70    $365.00
 10/8/2007   $1,361.00   $  733.30    $361.25
 10/9/2007   $1,368.50   $  737.90    $362.50
10/10/2007   $1,386.00   $  741.10    $374.00
10/11/2007   $1,406.00   $  747.88    $375.50
10/12/2007   $1,408.00   $  749.10    $375.50
10/15/2007   $1,425.00   $  759.40    $373.00
10/16/2007   $1,415.50   $  760.50    $369.75
10/17/2007   $1,428.50   $  754.82    $369.00
10/18/2007   $1,451.50   $  768.20    $371.00
10/19/2007   $1,441.75   $  765.20    $367.00
10/22/2007   $1,433.50   $  754.20    $358.00
10/23/2007   $1,446.50   $  759.80    $360.75
10/24/2007   $1,441.50   $  763.95    $359.50
10/25/2007   $1,448.50   $  769.30    $365.00
10/26/2007   $1,458.00   $  785.20    $373.00
10/29/2007   $1,461.00   $  791.80    $372.50
10/30/2007   $1,435.25   $  782.10    $369.50
10/31/2007   $1,447.50   $  796.59    $370.00
 11/1/2007   $1,448.00   $  787.30    $371.50
 11/2/2007   $1,459.00   $  807.00    $374.75
 11/5/2007   $1,460.25   $  806.50    $371.00
 11/6/2007   $1,476.00   $  825.00    $378.00
 11/7/2007   $1,457.00   $  831.09    $376.50
 11/8/2007   $1,461.00   $  833.59    $372.50
 11/9/2007   $1,433.00   $  832.00    $373.00
11/12/2007   $1,386.50   $  793.50    $365.00
11/13/2007   $1,413.50   $  802.00    $372.50
11/14/2007   $1,441.50   $  811.95    $372.75
11/15/2007   $1,423.50   $  788.45    $368.00
11/16/2007   $1,448.25   $  786.30    $361.50
11/19/2007   $1,450.25   $  781.75    $357.50
11/20/2007   $1,468.00   $  803.20    $362.50
11/21/2007   $1,459.50   $  800.32    $354.50
11/22/2007   $1,469.25   $  804.53    $351.50
11/23/2007   $1,480.75   $  823.80    $357.50
11/26/2007   $1,465.00   $  824.60    $354.50
11/27/2007   $1,452.00   $  812.59    $349.50
11/28/2007   $1,439.50   $  804.83    $345.00
11/29/2007   $1,437.00   $  793.07    $343.00
11/30/2007   $1,439.00   $  783.75    $348.00
 12/3/2007   $1,461.00   $  794.30    $346.25
 12/4/2007   $1,471.00   $  801.70    $348.50
 12/5/2007   $1,463.50   $  795.15    $348.00
 12/6/2007   $1,465.00   $  802.42    $347.50
 12/7/2007   $1,454.50   $  794.80    $344.50
12/10/2007   $1,465.25   $  808.53    $347.00
12/11/2007   $1,460.00   $  796.98    $345.50
12/12/2007   $1,476.00   $  813.48    $348.50
12/13/2007   $1,469.00   $  797.62    $346.00
12/14/2007   $1,477.00   $  794.49    $353.50
12/17/2007   $1,499.00   $  793.35    $355.50
12/18/2007   $1,508.00   $  802.88    $358.50
12/19/2007   $1,520.00   $  802.19    $358.50
12/20/2007   $1,513.50   $  796.38    $354.00
12/21/2007   $1,529.00   $  811.72    $355.25
12/24/2007   $1,527.00   $  811.80    $357.00
12/25/2007   $1,519.50   $  807.00    $358.50
12/26/2007   $1,540.50   $  824.50    $365.00
12/27/2007   $1,535.50   $  825.58    $363.00
12/28/2007   $1,539.00   $  840.50    $365.00
12/31/2007   $1,526.00   $  833.92    $368.75
  1/2/2008   $1,542.50   $  857.55    $373.25
  1/3/2008   $1,549.25   $  864.93    $373.00
  1/4/2008   $1,541.00   $  859.60    $365.50
  1/7/2008   $1,523.00   $  858.16    $370.00
  1/8/2008   $1,550.50   $  878.16    $376.50
  1/9/2008   $1,554.00   $  878.80    $375.50
 1/10/2008   $1,553.00   $  893.30    $376.50
 1/11/2008   $1,564.50   $  895.40    $378.00
 1/14/2008   $1,577.50   $  904.13    $378.50
 1/15/2008   $1,570.50   $  888.10    $379.75
 1/16/2008   $1,559.25   $  877.03    $373.50
 1/17/2008   $1,560.50   $  877.76    $369.25
 1/18/2008   $1,559.00   $  883.17    $369.50
 1/21/2008   $1,539.00   $  865.00    $361.50
 1/22/2008   $1,550.50   $  892.34    $368.50
 1/23/2008   $1,557.50   $  890.32    $364.00
 1/24/2008   $1,610.50   $  912.85    $373.50
 1/25/2008   $1,682.75   $  913.95    $380.50
 1/28/2008   $1,726.50   $  928.97    $389.00
 1/29/2008   $1,717.25   $  923.76    $389.00
 1/30/2008   $1,700.50   $  929.40    $387.00
 1/31/2008   $1,738.50   $  925.99    $392.75
  2/1/2008   $1,771.00   $  905.48    $412.00
  2/4/2008   $1,798.00   $  903.58    $425.50
  2/5/2008   $1,772.50   $  888.17    $416.00
  2/6/2008   $1,813.50   $  900.60    $419.00
  2/7/2008   $1,848.75   $  910.51    $423.00
  2/8/2008   $1,893.00   $  922.99    $439.00
 2/11/2008   $1,939.00   $  923.50    $440.50
 2/12/2008   $1,911.50   $  906.39    $426.50
 2/13/2008   $1,977.50   $  906.60    $434.50
 2/14/2008   $2,011.00   $  908.20    $439.25
 2/15/2008   $2,084.50   $  902.50    $443.75
 2/18/2008   $2,110.00   $  905.20    $470.50
 2/19/2008   $2,156.50   $  927.80    $488.50
 2/20/2008   $2,140.50   $  944.10    $493.25
 2/21/2008   $2,168.50   $  946.10    $511.00
 2/22/2008   $2,165.50   $  945.20    $513.50
 2/25/2008   $2,152.50   $  939.60    $521.75
 2/26/2008   $2,148.50   $  948.15    $534.50
 2/27/2008   $2,127.50   $  957.84    $551.00
 2/28/2008   $2,139.00   $  970.74    $580.00
 2/29/2008   $2,158.00   $  974.17    $564.50
  3/3/2008   $2,232.50   $  983.70    $578.00
  3/4/2008   $2,225.00   $  964.01    $545.50
  3/5/2008   $2,250.50   $  989.80    $548.75
  3/6/2008   $2,161.50   $  978.99    $513.00
  3/7/2008   $2,022.00   $  973.20    $488.50
 3/10/2008   $2,025.00   $  972.84    $471.50
 3/11/2008   $2,044.00   $  973.30    $489.00
 3/12/2008   $2,068.00   $  982.93    $504.00
 3/13/2008   $2,092.00   $  994.83    $505.00
 3/14/2008   $2,071.50   $1,002.95    $506.00
 3/17/2008   $1,950.50   $1,002.70    $467.50
 3/18/2008   $1,952.50   $  982.24    $476.50
 3/19/2008   $1,906.50   $  944.20    $456.50
 3/20/2008   $1,858.50   $  910.20    $443.00
 3/21/2008   $1,855.00   $  919.50    $434.25
 3/24/2008   $1,884.50   $  915.30    $430.00
 3/25/2008   $1,982.50   $  938.78    $450.50
 3/26/2008   $1,996.00   $  954.17    $454.00
 3/27/2008   $2,035.00   $  947.20    $445.00
 3/28/2008   $2,025.00   $  931.05    $443.50
 3/31/2008   $1,996.00   $  916.88    $438.50
  4/1/2008   $1,915.00   $  882.70    $440.25
  4/2/2008   $1,952.00   $  904.35    $441.00
  4/3/2008   $1,986.50   $  902.90    $437.50
  4/4/2008   $2,015.50   $  913.79    $441.50
  4/7/2008   $2,030.50   $  920.00    $452.50
  4/8/2008   $2,020.50   $  914.90    $452.00
  4/9/2008   $2,023.00   $  934.00    $457.00
 4/10/2008   $2,019.50   $  928.99    $462.00
 4/11/2008   $2,009.00   $  925.30    $467.75
 4/14/2008   $1,963.00   $  924.45    $455.00
 4/15/2008   $1,976.50   $  927.91    $454.50
 4/16/2008   $2,022.50   $  944.59    $454.00
 4/17/2008   $2,051.50   $  938.80    $458.00
 4/18/2008   $2,051.00   $  917.09    $458.50
 4/21/2008   $2,014.00   $  916.74    $453.00
 4/22/2008   $2,023.50   $  915.90    $454.00
 4/23/2008   $1,996.00   $  904.25    $444.50
 4/24/2008   $1,960.00   $  886.13    $437.50
 4/25/2008   $1,957.00   $  886.30    $440.50
 4/28/2008   $1,970.50   $  893.26    $434.75
 4/29/2008   $1,927.00   $  870.50    $421.50
 4/30/2008   $1,927.50   $  877.55    $421.50
  5/1/2008   $1,866.00   $  852.70    $408.50
  5/2/2008   $1,901.00   $  856.45    $417.50
  5/5/2008   $1,924.00   $  874.20    $421.00
  5/6/2008   $1,958.00   $  876.40    $431.50
  5/7/2008   $1,959.50   $  868.75    $421.50
  5/8/2008   $2,020.50   $  881.85    $434.50
  5/9/2008   $2,089.00   $  884.85    $443.00
 5/12/2008   $2,102.50   $  882.68    $440.00
 5/13/2008   $2,049.50   $  866.95    $434.75
 5/14/2008   $2,036.00   $  864.00    $434.75
 5/15/2008   $2,083.00   $  881.65    $435.50
 5/16/2008   $2,125.50   $  902.40    $446.75
 5/19/2008   $2,152.50   $  905.20    $446.50
 5/20/2008   $2,147.50   $  919.25    $445.00
 5/21/2008   $2,198.00   $  932.55    $459.00
 5/22/2008   $2,163.00   $  921.85    $452.00
 5/23/2008   $2,166.50   $  925.10    $452.00
 5/26/2008   $2,186.00   $  929.10    $453.00
 5/27/2008   $2,115.85   $  906.45    $440.25
 5/28/2008   $2,069.00   $  900.85    $436.75
 5/29/2008   $1,996.50   $  877.90    $424.25
 5/30/2008   $2,009.00   $  886.50    $435.50
  6/2/2008   $2,006.00   $  891.42    $435.00
  6/3/2008   $2,004.00   $  880.55    $433.25
  6/4/2008   $1,993.00   $  880.90    $427.00
  6/5/2008   $2,008.00   $  877.20    $428.00
  6/6/2008   $2,076.00   $  902.25    $433.00
  6/9/2008   $2,049.50   $  892.90    $427.25
 6/10/2008   $1,990.50   $  867.00    $425.25
 6/11/2008   $2,032.50   $  880.35    $428.00
 6/12/2008   $2,026.75   $  868.20    $440.00
 6/13/2008   $2,034.00   $  871.55    $449.75
 6/16/2008   $2,046.70   $  882.40    $462.25
 6/17/2008   $2,062.00   $  882.75    $460.50
 6/18/2008   $2,092.50   $  894.35    $470.75
 6/19/2008   $2,048.00   $  898.47    $473.75
 6/20/2008   $2,056.90   $  902.30    $473.50
 6/23/2008   $2,039.10   $  883.80    $468.75
 6/24/2008   $2,021.00   $  889.60    $467.25
 6/25/2008   $2,012.50   $  886.38    $465.00
 6/26/2008   $2,065.00   $  917.30    $468.50
 6/27/2008   $2,062.00   $  927.80    $468.25
 6/30/2008   $2,069.00   $  925.40    $463.00
  7/1/2008   $2,079.00   $  939.63    $468.75
  7/2/2008   $2,075.50   $  945.15    $466.50
  7/3/2008   $2,027.50   $  934.45    $463.25
  7/4/2008   $2,014.00   $  933.25    $455.75
  7/7/2008   $1,974.15   $  925.85    $448.25
  7/8/2008   $1,951.00   $  919.63    $442.50
  7/9/2008   $1,968.50   $  928.57    $445.75
 7/10/2008   $2,006.50   $  947.66    $449.50
 7/11/2008   $2,033.00   $  964.20    $453.25
 7/14/2008   $2,022.00   $  972.60    $451.75
 7/15/2008   $1,979.50   $  977.50    $445.25
 7/16/2008   $1,929.00   $  959.95    $429.00
 7/17/2008   $1,891.00   $  957.43    $422.50
 7/18/2008   $1,852.50   $  955.00    $416.50
 7/21/2008   $1,847.00   $  965.55    $414.75
 7/22/2008   $1,808.50   $  946.40    $405.00
 7/23/2008   $1,752.00   $  920.85    $383.50
 7/24/2008   $1,717.00   $  928.05    $388.75
 7/25/2008   $1,756.00   $  929.85    $384.75
 7/28/2008   $1,775.00   $  930.63    $390.75
 7/29/2008   $1,753.00   $  918.90    $386.00
 7/30/2008   $1,734.50   $  906.10    $376.00
 7/31/2008   $1,760.50   $  914.07    $382.00

* Amounts shown are based on spot prices quoted in U.S. dollars per troy ounce. For illustrative purposes only; not representative of the Fund's portfolio composition or performance.

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 7/31/08

Long Life Gold Mines                        54.7%
Platinum & Palladium                        14.7%
Medium Life Gold Mines                      14.4%
Gold & Diversified Resources                 8.0%
Gold Exploration & Development               6.0%
Short-Term Investments & Other Net Assets    2.2%

Precious metals' prices were up strongly during most of the past year, but retreated toward period-end as demand waned and the U.S. dollar's value rose slightly after years of declines. Gold, platinum and silver had very similar returns for the 12-month period ended July 31, 2008. Gold was up 38% for the period as it began at $664 per ounce, moved up steadily to an all-time high of $1,002 per ounce in March 2008, then declined to $914 per ounce by the end of July 2008. Platinum started at $1,289 per ounce, traded steadily higher until mid-January when prices accelerated due to concerns over electric power shortages in South Africa and reached a high of $2,250 per ounce on March 5. Prices began to decline toward period-end and closed just over $1,760 per ounce, up 37%. Silver followed a similar path to gold with prices rising from $13 per ounce at the beginning of the period, hitting a $21 high on March 5 and ending the period at $18, a 38% increase. On the other hand, palladium was more volatile as it started the period at $364 per ounce, fell to $321 in August 2007, surged to $580 in February 2008 and then dropped to $382, ending the period with a modest 4% gain.

INVESTMENT STRATEGY

We believe that investing in gold and other precious metals offers an excellent opportunity for diversification in an attractive asset class over the long term. We like companies with multiple mines, attractive production profiles, strong reserve bases and active exploration programs that can drive future reserve and production growth. While the sector can be volatile, especially over the short term, precious metals, such as gold, can be attractive because they are a hard asset not tied to any particular country or financial system.


                                Annual Report | 5

TOP 10 HOLDINGS
7/31/08

                                                % OF TOTAL
COMPANY SECTOR/INDUSTRY, COUNTRY                NET ASSETS
--------------------------------                ----------
Newcrest Mining Ltd.                               8.6%
   LONG LIFE GOLD MINES, AUSTRALIA
Impala Platinum Holdings Ltd., ord. & ADR          8.1%
   PLATINUM & PALLADIUM, SOUTH AFRICA
Goldcorp Inc.                                      7.7%
   LONG LIFE GOLD MINES, CANADA
Barrick Gold Corp.                                 7.0%
   LONG LIFE GOLD MINES, CANADA
Randgold Resources Ltd., ADR                       6.3%
   LONG LIFE GOLD MINES, U.K.
AngloGold Ashanti Ltd., ord. & ADR                 5.6%
   LONG LIFE GOLD MINES, SOUTH AFRICA
Anglo Platinum Ltd., ord. & ADR                    5.0%
   PLATINUM & PALLADIUM, SOUTH AFRICA
Yamana Gold Inc., ord. & 144A                      4.8%
   MEDIUM LIFE GOLD MINES, CANADA
Compania de Minas Buenaventura SA, ord. & ADR      4.1%
   LONG LIFE GOLD MINES, PERU
Agnico-Eagle Mines Ltd.                            3.9%
   LONG LIFE GOLD MINES, CANADA

MANAGER'S DISCUSSION

During the year under review, mergers and acquisitions continued to be a significant theme for the mining industry. Miramar Mining was acquired by Newmont Mining. Yamana Gold completed its acquisition of Meridian Gold. New Gold completed a three-way merger with Metallica Resources and Peak Gold. At the end of the period, Kinross Gold announced a friendly offer to acquire Aurelian Resources, a gold exploration company with a significant discovery in Ecuador.

Another theme was the ongoing reduction in gold hedge positions by major producers. Newcrest Mining, Sino Gold Mining and AngloGold Ashanti all raised additional equity during the period to have the financial flexibility to dramatically reduce their hedge positions, which increased their exposure to gold price movements. This activity signified these companies' positive outlook on the price of gold and created additional demand for the commodity.

Finally, the theme of rising costs continued to be a major challenge for the industry. Companies struggled with escalating costs as higher oil prices, tight labor conditions and rising costs of consumables such as truck tires, explosives and steel grinding material pressured profit margins.

Among the most significant contributors to Fund performance during the reporting period were Randgold Resources, which owns mining and exploration operations in Mali and five other African nations; Canada-based Barrick Gold, the world's leading gold producer; and Goldcorp, a Canadian gold mining company with 17 operations across the globe, most of which are in lower-risk North American Free Trade Agreement (NAFTA) countries. Other notable contributors included South African platinum producer Impala Platinum Holdings; Australian gold and copper mining company Newcrest Mining; Canada's Kinross Gold; Canadian gold, silver, copper and zinc producer Agnico-Eagle Mines; Canada's Meridian Gold (acquired by Yamana Gold); and Peru's Compania de Minas Buenaventura, which extracts metals in the form of silver-lead, silver-gold, zinc, and lead-gold-copper concentrates.

The Fund also had some detractors from performance during the fiscal year. Shares of gold companies with significant exposure to South Africa, including AngloGold Ashanti, Gold Fields and Harmony Gold Mining, declined during the period due to concerns over electric power availability and increased scrutiny on mine safety. Other detractors for the review period included OZ Minerals and Fresnillo. The merger of Oxiana with Zinifex created OZ Minerals, a diversified mining company based in Australia with a focus


                                6 | Annual Report
on zinc, copper and gold. Fresnillo, the world's largest primary silver producer and Mexico's second-largest gold producer, was listed on the London stock exchange with an initial public offering in March 2008.

It is important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar increases compared with a foreign currency, an investment traded in that foreign currency will decrease in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the 12 months ended July 31, 2008, the U.S. dollar fell in value relative to most currencies. As a result, the Fund's performance was positively affected by the Fund's predominant investment in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.

Thank you for your continued participation in Franklin Gold and Precious Metals Fund. We look forward to serving your future investment needs.

(PHOTO OF STEPHEN M. LAND)


/s/ Stephen M. Land
Stephen M. Land, CFA
Portfolio Manager
Franklin Gold and Precious Metals Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JULY 31, 2008, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                Annual Report | 7

Performance Summary as of 7/31/08

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: FKRCX)                           CHANGE    7/31/08   7/31/07
-------------------------------------             ------   --------   -------
Net Asset Value (NAV)                             +$1.28    $35.01     $33.73
DISTRIBUTIONS (8/1/07-7/31/08)
Dividend Income                         $1.9717
Short-Term Capital Gain                 $0.0841
Long-Term Capital Gain                  $1.7811
   TOTAL                                $3.8369

CLASS B (SYMBOL: FAGPX)                           CHANGE    7/31/08   7/31/07
-------------------------------------             ------   --------   -------
Net Asset Value (NAV)                             +$1.13    $33.73     $32.60
DISTRIBUTIONS (8/1/07-7/31/08)
Dividend Income                         $1.6943
Short-Term Capital Gain                 $0.0841
Long-Term Capital Gain                  $1.7811
   TOTAL                                $3.5595

CLASS C (SYMBOL: FRGOX)                           CHANGE    7/31/08   7/31/07
-------------------------------------             ------   --------   -------
Net Asset Value (NAV)                             +$1.13    $34.03     $32.90
DISTRIBUTIONS (8/1/07-7/31/08)
Dividend Income                         $1.7317
Short-Term Capital Gain                 $0.0841
Long-Term Capital Gain                  $1.7811
   TOTAL                                $3.5969

ADVISOR CLASS (SYMBOL: FGADX)                     CHANGE    7/31/08   7/31/07
-------------------------------------             ------   --------   -------
Net Asset Value (NAV)                             +$1.43    $36.11     $34.68
DISTRIBUTIONS (8/1/07-7/31/08)
Dividend Income                         $2.0599
Short-Term Capital Gain                 $0.0841
Long-Term Capital Gain                  $1.7811
   TOTAL                                $3.9251


                                8 | Annual Report

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; ADVISOR CLASS: NO SALES CHARGES.

CLASS A                                          1-YEAR    5-YEAR         10-YEAR
-------------------------------------           -------   --------   ------------------
Cumulative Total Return(1)                       +14.76%   +200.85%        +486.53%
Average Annual Total Return(2)                    +8.16%    +23.17%         +18.64%
Value of $10,000 Investment(3)                  $10,816   $ 28,351        $ 55,255
Avg. Ann. Total Return (6/30/08)(4)              +25.75%    +27.58%         +19.51%
   Total Annual Operating Expenses(5)   0.93%

CLASS B                                          1-YEAR    5-YEAR    INCEPTION (1/1/99)
-------------------------------------           -------   --------   ------------------
Cumulative Total Return(1)                       +13.91%   +189.71%        +432.79%
Average Annual Total Return(2)                    +9.91%    +23.54%         +19.08%
Value of $10,000 Investment(3)                  $10,991   $ 28,771        $ 53,279
Avg. Ann. Total Return (6/30/08)(4)              +28.45%    +27.97%         +20.98%
   Total Annual Operating Expenses(5)   1.67%

CLASS C                                          1-YEAR    5-YEAR         10-YEAR
-------------------------------------           -------   --------   ------------------
Cumulative Total Return(1)                       +13.89%   +189.72%       +446.57%
Average Annual Total Return(2)                   +12.89%    +23.71%        +18.51%
Value of $10,000 Investment(3)                  $11,289   $ 28,972       $ 54,657
Avg. Ann. Total Return (6/30/08)(4)              +31.43%    +28.11%        +19.34%
   Total Annual Operating Expenses(5)   1.67%

ADVISOR CLASS                                    1-YEAR    5-YEAR         10-YEAR
-------------------------------------           -------   --------   ------------------
Cumulative Total Return(1)                       +15.05%   +204.41%       +503.53%
Average Annual Total Return(2)                   +15.05%    +24.94%        +19.69%
Value of $10,000 Investment(3)                  $11,505   $ 30,441       $ 60,353
Avg. Ann. Total Return (6/30/08)(4)              +33.77%    +29.40%        +20.74%
   Total Annual Operating Expenses(5)   0.68%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                Annual Report | 9

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The indexes are unmanaged, differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

CLASS A   7/31/08
-------   -------
1-Year     +8.16%
5-Year    +23.17%
10-Year   +18.64%

CLASS A (8/1/98-7/31/08)

                              (PERFORMANCE GRAPH)

                FRANKLIN GOLD
                 AND PRECIOUS             FTSE GOLD
                METALS FUND -   S&P 500     MINES
    DATE            CLASS A      INDEX      INDEX
-------------   -------------   -------   ---------
     8/1/1998      $ 9,421      $10,000    $10,000
    8/31/1998      $ 7,531      $ 8,554    $ 7,790
    9/30/1998      $10,529      $ 9,102    $12,224
   10/31/1998      $10,554      $ 9,843    $12,359
   11/30/1998      $10,353      $10,439    $11,715
   12/31/1998      $ 9,771      $11,041    $10,376
    1/31/1999      $ 9,746      $11,502    $10,350
    2/28/1999      $ 9,543      $11,145    $ 9,676
    3/31/1999      $ 9,721      $11,591    $ 9,649
    4/30/1999      $11,518      $12,040    $11,302
    5/31/1999      $10,050      $11,755    $ 9,230
    6/30/1999      $10,834      $12,408    $ 9,827
    7/31/1999      $10,505      $12,020    $ 9,378
    8/31/1999      $10,936      $11,961    $ 9,971
    9/30/1999      $12,910      $11,633    $12,538
   10/31/1999      $11,670      $12,369    $10,878
   11/30/1999      $11,860      $12,621    $10,393
   12/31/1999      $12,252      $13,364    $10,307
    1/31/2000      $11,413      $12,693    $ 9,096
    2/29/2000      $10,918      $12,452    $ 9,383
    3/31/2000      $10,600      $13,671    $ 8,679
    4/30/2000      $ 9,863      $13,259    $ 8,398
    5/31/2000      $10,206      $12,987    $ 8,651
    6/30/2000      $10,676      $13,307    $ 8,966
    7/31/2000      $10,041      $13,099    $ 8,091
    8/31/2000      $11,045      $13,913    $ 8,192
    9/30/2000      $10,257      $13,178    $ 7,757
   10/31/2000      $ 9,710      $13,123    $ 6,576
   11/30/2000      $10,346      $12,088    $ 6,936
   12/31/2000      $11,348      $12,147    $ 7,590
    1/31/2001      $11,567      $12,578    $ 7,411
    2/28/2001      $12,082      $11,431    $ 7,936
    3/31/2001      $10,614      $10,707    $ 7,155
    4/30/2001      $12,146      $11,539    $ 8,342
    5/31/2001      $13,087      $11,617    $ 8,629
    6/30/2001      $12,430      $11,334    $ 8,621
    7/31/2001      $11,438      $11,222    $ 8,415
    8/31/2001      $12,172      $10,520    $ 8,953
    9/30/2001      $11,940      $ 9,670    $ 9,766
   10/31/2001      $11,580      $ 9,855    $ 9,340
   11/30/2001      $11,721      $10,611    $ 8,966
   12/31/2001      $12,483      $10,704    $ 9,200
    1/31/2002      $13,449      $10,547    $10,642
    2/28/2002      $14,680      $10,344    $11,698
    3/31/2002      $15,871      $10,733    $12,898
    4/30/2002      $16,732      $10,082    $13,756
    5/31/2002      $18,651      $10,008    $15,763
    6/30/2002      $16,348      $ 9,295    $13,501
    7/31/2002      $13,608      $ 8,571    $11,422
    8/31/2002      $15,355      $ 8,627    $13,005
    9/30/2002      $15,382      $ 7,689    $13,075
   10/31/2002      $14,561      $ 8,366    $11,891
   11/30/2002      $14,614      $ 8,858    $11,587
   12/31/2002      $17,149      $ 8,338    $14,188
    1/31/2003      $17,349      $ 8,119    $14,124
    2/28/2003      $16,119      $ 7,997    $13,222
    3/31/2003      $15,142      $ 8,075    $12,404
    4/30/2003      $14,901      $ 8,740    $12,273
    5/31/2003      $17,109      $ 9,201    $13,677
    6/30/2003      $17,644      $ 9,319    $14,387
    7/31/2003      $18,366      $ 9,483    $14,909
    8/31/2003      $21,068      $ 9,668    $16,822
    9/30/2003      $21,550      $ 9,565    $16,944
   10/31/2003      $23,516      $10,107    $18,318
   11/30/2003      $26,218      $10,195    $20,273
   12/31/2003      $26,121      $10,730    $20,260
    1/31/2004      $23,580      $10,928    $17,723
    2/29/2004      $24,158      $11,079    $18,059
    3/31/2004      $25,583      $10,912    $19,590
    4/30/2004      $20,394      $10,741    $15,321
    5/31/2004      $22,209      $10,888    $16,776
    6/30/2004      $21,671      $11,099    $16,199
    7/31/2004      $21,429      $10,732    $16,248
    8/31/2004      $22,774      $10,775    $17,673
    9/30/2004      $24,548      $10,891    $18,969
   10/31/2004      $25,046      $11,058    $19,697
   11/30/2004      $26,188      $11,506    $20,313
   12/31/2004      $24,693      $11,897    $18,857
    1/31/2005      $23,307      $11,607    $17,467
    2/28/2005      $25,096      $11,851    $18,655
    3/31/2005      $23,966      $11,641    $17,757
    4/30/2005      $21,828      $11,420    $15,903
    5/31/2005      $22,164      $11,783    $16,075
    6/30/2005      $24,276      $11,800    $17,719
    7/31/2005      $23,953      $12,239    $17,121
    8/31/2005      $25,298      $12,127    $17,927
    9/30/2005      $29,924      $12,226    $21,596
   10/31/2005      $27,988      $12,022    $19,931
   11/30/2005      $30,893      $12,476    $21,732
   12/31/2005      $34,715      $12,481    $24,105
    1/31/2006      $41,282      $12,811    $28,518
    2/28/2006      $37,613      $12,846    $24,883
    3/31/2006      $41,079      $13,006    $26,080
    4/30/2006      $45,736      $13,181    $29,390
    5/31/2006      $41,228      $12,801    $26,984
    6/30/2006      $41,810      $12,819    $27,193
    7/31/2006      $41,525      $12,898    $26,621
    8/31/2006      $43,096      $13,205    $27,283
    9/30/2006      $39,346      $13,545    $24,575
   10/31/2006      $42,324      $13,986    $25,854
   11/30/2006      $46,535      $14,252    $28,128
   12/31/2006      $45,719      $14,452    $27,140
    1/31/2007      $45,048      $14,671    $26,115
    2/28/2007      $46,090      $14,384    $26,131
    3/31/2007      $47,047      $14,545    $25,602
    4/30/2007      $48,061      $15,189    $25,659
    5/31/2007      $47,889      $15,719    $24,974
    6/30/2007      $47,404      $15,458    $24,531
    7/31/2007      $48,146      $14,979    $26,511
    8/31/2007      $45,662      $15,203    $25,273
    9/30/2007      $55,842      $15,772    $31,358
   10/31/2007      $62,896      $16,023    $34,939
   11/30/2007      $57,270      $15,353    $32,865
   12/31/2007      $57,417      $15,246    $32,852
    1/31/2008      $62,420      $14,332    $36,097
    2/29/2008      $68,133      $13,866    $38,247
    3/31/2008      $61,489      $13,806    $33,492
    4/30/2008      $58,443      $14,479    $30,525
    5/31/2008      $62,546      $14,666    $32,657
    6/30/2008      $63,256      $13,430    $35,054
    7/31/2008      $55,255      $13,317    $31,203

AVERAGE ANNUAL TOTAL RETURN

CLASS B                    7/31/08
------------------------   -------
1-Year                      +9.91%
5-Year                     +23.54%
Since Inception (1/1/99)   +19.08%

CLASS B (1/1/99-7/31/08)

                              (PERFORMANCE GRAPH)

                FRANKLIN GOLD
                 AND PRECIOUS             FTSE GOLD
                METALS FUND -   S&P 500     MINES
     DATE          CLASS B       INDEX      INDEX
-------------   -------------   -------   ---------
     1/1/1999      $10,000      $10,000    $10,000
    1/31/1999      $ 9,961      $10,418    $ 9,975
    2/28/1999      $ 9,754      $10,094    $ 9,325
    3/31/1999      $ 9,935      $10,498    $ 9,299
    4/30/1999      $11,762      $10,905    $10,893
    5/31/1999      $10,259      $10,647    $ 8,896
    6/30/1999      $11,049      $11,238    $ 9,471
    7/31/1999      $10,699      $10,887    $ 9,038
    8/31/1999      $11,140      $10,834    $ 9,610
    9/30/1999      $13,161      $10,537    $12,084
   10/31/1999      $11,878      $11,203    $10,484
   11/30/1999      $12,073      $11,431    $10,017
   12/31/1999      $12,452      $12,104    $ 9,934
    1/31/2000      $11,606      $11,496    $ 8,766
    2/29/2000      $11,099      $11,279    $ 9,043
    3/31/2000      $10,747      $12,382    $ 8,365
    4/30/2000      $10,006      $12,010    $ 8,093
    5/31/2000      $10,344      $11,763    $ 8,338
    6/30/2000      $10,812      $12,053    $ 8,641
    7/31/2000      $10,175      $11,865    $ 7,798
    8/31/2000      $11,177      $12,602    $ 7,895
    9/30/2000      $10,370      $11,936    $ 7,476
   10/31/2000      $ 9,810      $11,886    $ 6,338
   11/30/2000      $10,448      $10,949    $ 6,685
   12/31/2000      $11,436      $11,002    $ 7,315
    1/31/2001      $11,658      $11,393    $ 7,142
    2/28/2001      $12,169      $10,354    $ 7,649
    3/31/2001      $10,676      $ 9,698    $ 6,896
    4/30/2001      $12,208      $10,452    $ 8,040
    5/31/2001      $13,165      $10,522    $ 8,316
    6/30/2001      $12,497      $10,266    $ 8,308
    7/31/2001      $11,475      $10,165    $ 8,110
    8/31/2001      $12,222      $ 9,528    $ 8,629
    9/30/2001      $11,973      $ 8,759    $ 9,412
   10/31/2001      $11,606      $ 8,926    $ 9,002
   11/30/2001      $11,737      $ 9,611    $ 8,641
   12/31/2001      $12,497      $ 9,695    $ 8,866
    1/31/2002      $13,449      $ 9,553    $10,257
    2/28/2002      $14,669      $ 9,369    $11,274
    3/31/2002      $15,849      $ 9,721    $12,431
    4/30/2002      $16,693      $ 9,132    $13,258
    5/31/2002      $18,611      $ 9,065    $15,192
    6/30/2002      $16,305      $ 8,419    $13,011
    7/31/2002      $13,556      $ 7,763    $11,008
    8/31/2002      $15,299      $ 7,814    $12,534
    9/30/2002      $15,312      $ 6,965    $12,601
   10/31/2002      $14,481      $ 7,578    $11,460
   11/30/2002      $14,535      $ 8,024    $11,167
   12/31/2002      $17,041      $ 7,552    $13,673
    1/31/2003      $17,230      $ 7,354    $13,612
    2/28/2003      $16,000      $ 7,244    $12,743
    3/31/2003      $15,027      $ 7,314    $11,954
    4/30/2003      $14,771      $ 7,917    $11,828
    5/31/2003      $16,960      $ 8,334    $13,182
    6/30/2003      $17,473      $ 8,440    $13,866
    7/31/2003      $18,176      $ 8,589    $14,369
    8/31/2003      $20,838      $ 8,756    $16,212
    9/30/2003      $21,298      $ 8,664    $16,331
   10/31/2003      $23,217      $ 9,154    $17,654
   11/30/2003      $25,879      $ 9,235    $19,539
   12/31/2003      $25,764      $ 9,719    $19,526
    1/31/2004      $23,244      $ 9,898    $17,080
    2/29/2004      $23,800      $10,035    $17,405
    3/31/2004      $25,195      $ 9,884    $18,880
    4/30/2004      $20,061      $ 9,728    $14,765
    5/31/2004      $21,835      $ 9,862    $16,168
    6/30/2004      $21,294      $10,053    $15,612
    7/31/2004      $21,050      $ 9,720    $15,659
    8/31/2004      $22,350      $ 9,759    $17,033
    9/30/2004      $24,070      $ 9,865    $18,282
   10/31/2004      $24,545      $10,016    $18,983
   11/30/2004      $25,642      $10,421    $19,577
   12/31/2004      $24,179      $10,775    $18,174
    1/31/2005      $22,811      $10,513    $16,835
    2/28/2005      $24,531      $10,734    $17,979
    3/31/2005      $23,420      $10,544    $17,114
    4/30/2005      $21,307      $10,344    $15,326
    5/31/2005      $21,632      $10,673    $15,492
    6/30/2005      $23,678      $10,688    $17,077
    7/31/2005      $23,353      $11,085    $16,501
    8/31/2005      $24,653      $10,984    $17,278
    9/30/2005      $29,136      $11,073    $20,813
   10/31/2005      $27,227      $10,889    $19,209
   11/30/2005      $30,030      $11,301    $20,944
   12/31/2005      $33,715      $11,304    $23,231
    1/31/2006      $40,087      $11,604    $27,485
    2/28/2006      $36,494      $11,635    $23,981
    3/31/2006      $39,829      $11,780    $25,135
    4/30/2006      $44,316      $11,938    $28,325
    5/31/2006      $39,924      $11,595    $26,006
    6/30/2006      $40,466      $11,611    $26,208
    7/31/2006      $40,154      $11,682    $25,657
    8/31/2006      $41,659      $11,960    $26,295
    9/30/2006      $38,012      $12,268    $23,685
   10/31/2006      $40,859      $12,668    $24,917
   11/30/2006      $44,899      $12,909    $27,109
   12/31/2006      $44,085      $13,090    $26,156
    1/31/2007      $43,437      $13,288    $25,169
    2/28/2007      $44,440      $13,028    $25,184
    3/31/2007      $45,365      $13,174    $24,675
    4/30/2007      $46,340      $13,757    $24,730
    5/31/2007      $46,173      $14,237    $24,069
    6/30/2007      $45,707      $14,001    $23,642
    7/31/2007      $46,424      $13,567    $25,551
    8/31/2007      $44,029      $13,770    $24,357
    9/30/2007      $53,847      $14,285    $30,222
   10/31/2007      $60,648      $14,512    $33,673
   11/30/2007      $55,226      $13,906    $31,674
   12/31/2007      $55,370      $13,809    $31,662
    1/31/2008      $60,193      $12,981    $34,789
    2/29/2008      $65,700      $12,559    $36,861
    3/31/2008      $59,295      $12,505    $32,279
    4/30/2008      $56,359      $13,114    $29,419
    5/31/2008      $60,316      $13,284    $31,474
    6/30/2008      $61,004      $12,164    $33,784
    7/31/2008      $53,279      $12,062    $30,072


                               10 | Annual Report

CLASS C (8/1/98-7/31/08)

                              (PERFORMANCE GRAPH)

                FRANKLIN GOLD
                 AND PRECIOUS             FTSE GOLD
                METALS FUND -   S&P 500     MINES
     DATE           CLASS C      INDEX      INDEX
-------------   -------------   -------   ---------
     8/1/1998      $10,000      $10,000    $10,000
    8/31/1998      $ 7,995      $ 8,554    $ 7,790
    9/30/1998      $11,171      $ 9,102    $12,224
   10/31/1998      $11,198      $ 9,843    $12,359
   11/30/1998      $10,969      $10,439    $11,715
   12/31/1998      $10,358      $11,041    $10,376
    1/31/1999      $10,318      $11,502    $10,350
    2/28/1999      $10,102      $11,145    $ 9,676
    3/31/1999      $10,291      $11,591    $ 9,649
    4/30/1999      $12,190      $12,040    $11,302
    5/31/1999      $10,627      $11,755    $ 9,230
    6/30/1999      $11,449      $12,408    $ 9,827
    7/31/1999      $11,085      $12,020    $ 9,378
    8/31/1999      $11,543      $11,961    $ 9,971
    9/30/1999      $13,618      $11,633    $12,538
   10/31/1999      $12,298      $12,369    $10,878
   11/30/1999      $12,500      $12,621    $10,393
   12/31/1999      $12,892      $13,364    $10,307
    1/31/2000      $12,016      $12,693    $ 9,096
    2/29/2000      $11,491      $12,452    $ 9,383
    3/31/2000      $11,140      $13,671    $ 8,679
    4/30/2000      $10,359      $13,259    $ 8,398
    5/31/2000      $10,723      $12,987    $ 8,651
    6/30/2000      $11,208      $13,307    $ 8,966
    7/31/2000      $10,548      $13,099    $ 8,091
    8/31/2000      $11,585      $13,913    $ 8,192
    9/30/2000      $10,763      $13,178    $ 7,757
   10/31/2000      $10,170      $13,123    $ 6,576
   11/30/2000      $10,831      $12,088    $ 6,936
   12/31/2000      $11,866      $12,147    $ 7,590
    1/31/2001      $12,096      $12,578    $ 7,411
    2/28/2001      $12,624      $11,431    $ 7,936
    3/31/2001      $11,082      $10,707    $ 7,155
    4/30/2001      $12,678      $11,539    $ 8,342
    5/31/2001      $13,652      $11,617    $ 8,629
    6/30/2001      $12,962      $11,334    $ 8,621
    7/31/2001      $11,907      $11,222    $ 8,415
    8/31/2001      $12,678      $10,520    $ 8,953
    9/30/2001      $12,421      $ 9,670    $ 9,766
   10/31/2001      $12,042      $ 9,855    $ 9,340
   11/30/2001      $12,178      $10,611    $ 8,966
   12/31/2001      $12,956      $10,704    $ 9,200
    1/31/2002      $13,951      $10,547    $10,642
    2/28/2002      $15,222      $10,344    $11,698
    3/31/2002      $16,437      $10,733    $12,898
    4/30/2002      $17,321      $10,082    $13,756
    5/31/2002      $19,310      $10,008    $15,763
    6/30/2002      $16,907      $ 9,295    $13,501
    7/31/2002      $14,061      $ 8,571    $11,422
    8/31/2002      $15,871      $ 8,627    $13,005
    9/30/2002      $15,885      $ 7,689    $13,075
   10/31/2002      $15,028      $ 8,366    $11,891
   11/30/2002      $15,084      $ 8,858    $11,587
   12/31/2002      $17,684      $ 8,338    $14,188
    1/31/2003      $17,879      $ 8,119    $14,124
    2/28/2003      $16,601      $ 7,997    $13,222
    3/31/2003      $15,601      $ 8,075    $12,404
    4/30/2003      $15,337      $ 8,740    $12,273
    5/31/2003      $17,601      $ 9,201    $13,677
    6/30/2003      $18,143      $ 9,319    $14,387
    7/31/2003      $18,865      $ 9,483    $14,909
    8/31/2003      $21,630      $ 9,668    $16,822
    9/30/2003      $22,102      $ 9,565    $16,944
   10/31/2003      $24,089      $10,107    $18,318
   11/30/2003      $26,839      $10,195    $20,273
   12/31/2003      $26,727      $10,730    $20,260
    1/31/2004      $24,110      $10,928    $17,723
    2/29/2004      $24,695      $11,079    $18,059
    3/31/2004      $26,128      $10,912    $19,590
    4/30/2004      $20,811      $10,741    $15,321
    5/31/2004      $22,662      $10,888    $16,776
    6/30/2004      $22,092      $11,099    $16,199
    7/31/2004      $21,841      $10,732    $16,248
    8/31/2004      $23,191      $10,775    $17,673
    9/30/2004      $24,987      $10,891    $18,969
   10/31/2004      $25,460      $11,058    $19,697
   11/30/2004      $26,616      $11,506    $20,313
   12/31/2004      $25,084      $11,897    $18,857
    1/31/2005      $23,665      $11,607    $17,467
    2/28/2005      $25,460      $11,851    $18,655
    3/31/2005      $24,305      $11,641    $17,757
    4/30/2005      $22,105      $11,420    $15,903
    5/31/2005      $22,440      $11,783    $16,075
    6/30/2005      $24,569      $11,800    $17,719
    7/31/2005      $24,235      $12,239    $17,121
    8/31/2005      $25,572      $12,127    $17,927
    9/30/2005      $30,221      $12,226    $21,596
   10/31/2005      $28,258      $12,022    $19,931
   11/30/2005      $31,168      $12,476    $21,732
   12/31/2005      $34,990      $12,481    $24,105
    1/31/2006      $41,611      $12,811    $28,518
    2/28/2006      $37,875      $12,846    $24,883
    3/31/2006      $41,346      $13,006    $26,080
    4/30/2006      $46,002      $13,181    $29,390
    5/31/2006      $41,444      $12,801    $26,984
    6/30/2006      $42,001      $12,819    $27,193
    7/31/2006      $41,695      $12,898    $26,621
    8/31/2006      $43,242      $13,205    $27,283
    9/30/2006      $39,464      $13,545    $24,575
   10/31/2006      $42,406      $13,986    $25,854
   11/30/2006      $46,616      $14,252    $28,128
   12/31/2006      $45,758      $14,452    $27,140
    1/31/2007      $45,058      $14,671    $26,115
    2/28/2007      $46,079      $14,384    $26,131
    3/31/2007      $47,012      $14,545    $25,602
    4/30/2007      $47,975      $15,189    $25,659
    5/31/2007      $47,785      $15,719    $24,974
    6/30/2007      $47,275      $15,458    $24,531
    7/31/2007      $47,990      $14,979    $26,511
    8/31/2007      $45,481      $15,203    $25,273
    9/30/2007      $55,589      $15,772    $31,358
   10/31/2007      $62,561      $16,023    $34,939
   11/30/2007      $56,946      $15,353    $32,865
   12/31/2007      $57,050      $15,246    $32,852
    1/31/2008      $61,965      $14,332    $36,097
    2/29/2008      $67,603      $13,866    $38,247
    3/31/2008      $60,969      $13,806    $33,492
    4/30/2008      $57,918      $14,479    $30,525
    5/31/2008      $61,949      $14,666    $32,657
    6/30/2008      $62,608      $13,430    $35,054
    7/31/2008      $54,657      $13,317    $31,203

AVERAGE ANNUAL TOTAL RETURN

CLASS C   7/31/08
-------   -------
1-Year    +12.89%
5-Year    +23.71%
10-Year   +18.51%

ADVISOR CLASS (8/1/98-7/31/08)

                               (PERFORMANCE GRAPH)

                FRANKLIN GOLD
                AND PRECIOUS              FTSE GOLD
                METALS FUND -   S&P 500     MINES
    DATE            CLASS        INDEX      INDEX
-------------   -------------   -------   ---------
     8/1/1998      $10,000      $10,000    $10,000
    8/31/1998      $ 8,003      $ 8,554    $ 7,790
    9/30/1998      $11,196      $ 9,102    $12,224
   10/31/1998      $11,235      $ 9,843    $12,359
   11/30/1998      $11,012      $10,439    $11,715
   12/31/1998      $10,410      $11,041    $10,376
    1/31/1999      $10,383      $11,502    $10,350
    2/28/1999      $10,172      $11,145    $ 9,676
    3/31/1999      $10,370      $11,591    $ 9,649
    4/30/1999      $12,288      $12,040    $11,302
    5/31/1999      $10,727      $11,755    $ 9,230
    6/30/1999      $11,574      $12,408    $ 9,827
    7/31/1999      $11,230      $12,020    $ 9,378
    8/31/1999      $11,706      $11,961    $ 9,971
    9/30/1999      $13,822      $11,633    $12,538
   10/31/1999      $12,486      $12,369    $10,878
   11/30/1999      $12,711      $12,621    $10,393
   12/31/1999      $13,111      $13,364    $10,307
    1/31/2000      $12,220      $12,693    $ 9,096
    2/29/2000      $11,688      $12,452    $ 9,383
    3/31/2000      $11,343      $13,671    $ 8,679
    4/30/2000      $10,558      $13,259    $ 8,398
    5/31/2000      $10,930      $12,987    $ 8,651
    6/30/2000      $11,436      $13,307    $ 8,966
    7/31/2000      $10,757      $13,099    $ 8,091
    8/31/2000      $11,835      $13,913    $ 8,192
    9/30/2000      $10,997      $13,178    $ 7,757
   10/31/2000      $10,412      $13,123    $ 6,576
   11/30/2000      $11,090      $12,088    $ 6,936
   12/31/2000      $12,160      $12,147    $ 7,590
    1/31/2001      $12,403      $12,578    $ 7,411
    2/28/2001      $12,957      $11,431    $ 7,936
    3/31/2001      $11,376      $10,707    $ 7,155
    4/30/2001      $13,024      $11,539    $ 8,342
    5/31/2001      $14,051      $11,617    $ 8,629
    6/30/2001      $13,348      $11,334    $ 8,621
    7/31/2001      $12,268      $11,222    $ 8,415
    8/31/2001      $13,065      $10,520    $ 8,953
    9/30/2001      $12,822      $ 9,670    $ 9,766
   10/31/2001      $12,443      $ 9,855    $ 9,340
   11/30/2001      $12,592      $10,611    $ 8,966
   12/31/2001      $13,407      $10,704    $ 9,200
    1/31/2002      $14,450      $10,547    $10,642
    2/28/2002      $15,772      $10,344    $11,698
    3/31/2002      $17,051      $10,733    $12,898
    4/30/2002      $17,983      $10,082    $13,756
    5/31/2002      $20,055      $10,008    $15,763
    6/30/2002      $17,594      $ 9,295    $13,501
    7/31/2002      $14,645      $ 8,571    $11,422
    8/31/2002      $16,523      $ 8,627    $13,005
    9/30/2002      $16,564      $ 7,689    $13,075
   10/31/2002      $15,674      $ 8,366    $11,891
   11/30/2002      $15,744      $ 8,858    $11,587
   12/31/2002      $18,474      $ 8,338    $14,188
    1/31/2003      $18,699      $ 8,119    $14,124
    2/28/2003      $17,362      $ 7,997    $13,222
    3/31/2003      $16,334      $ 8,075    $12,404
    4/30/2003      $16,066      $ 8,740    $12,273
    5/31/2003      $18,460      $ 9,201    $13,677
    6/30/2003      $19,037      $ 9,319    $14,387
    7/31/2003      $19,826      $ 9,483    $14,909
    8/31/2003      $22,741      $ 9,668    $16,822
    9/30/2003      $23,262      $ 9,565    $16,944
   10/31/2003      $25,388      $10,107    $18,318
   11/30/2003      $28,303      $10,195    $20,273
   12/31/2003      $28,209      $10,730    $20,260
    1/31/2004      $25,475      $10,928    $17,723
    2/29/2004      $26,098      $11,079    $18,059
    3/31/2004      $27,657      $10,912    $19,590
    4/30/2004      $22,032      $10,741    $15,321
    5/31/2004      $24,015      $10,888    $16,776
    6/30/2004      $23,435      $11,099    $16,199
    7/31/2004      $23,179      $10,732    $16,248
    8/31/2004      $24,639      $10,775    $17,673
    9/30/2004      $26,566      $10,891    $18,969
   10/31/2004      $27,104      $11,058    $19,697
   11/30/2004      $28,337      $11,506    $20,313
   12/31/2004      $26,734      $11,897    $18,857
    1/31/2005      $25,243      $11,607    $17,467
    2/28/2005      $27,175      $11,851    $18,655
    3/31/2005      $25,967      $11,641    $17,757
    4/30/2005      $23,638      $11,420    $15,903
    5/31/2005      $24,021      $11,783    $16,075
    6/30/2005      $26,322      $11,800    $17,719
    7/31/2005      $25,981      $12,239    $17,121
    8/31/2005      $27,445      $12,127    $17,927
    9/30/2005      $32,459      $12,226    $21,596
   10/31/2005      $30,357      $12,022    $19,931
   11/30/2005      $33,510      $12,476    $21,732
   12/31/2005      $37,660      $12,481    $24,105
    1/31/2006      $44,808      $12,811    $28,518
    2/28/2006      $40,826      $12,846    $24,883
    3/31/2006      $44,593      $13,006    $26,080
    4/30/2006      $49,650      $13,181    $29,390
    5/31/2006      $44,765      $12,801    $26,984
    6/30/2006      $45,424      $12,819    $27,193
    7/31/2006      $45,123      $12,898    $26,621
    8/31/2006      $46,842      $13,205    $27,283
    9/30/2006      $42,774      $13,545    $24,575
   10/31/2006      $46,011      $13,986    $25,854
   11/30/2006      $50,610      $14,252    $28,128
   12/31/2006      $49,734      $14,452    $27,140
    1/31/2007      $49,008      $14,671    $26,115
    2/28/2007      $50,157      $14,384    $26,131
    3/31/2007      $51,216      $14,545    $25,602
    4/30/2007      $52,305      $15,189    $25,659
    5/31/2007      $52,154      $15,719    $24,974
    6/30/2007      $51,624      $15,458    $24,531
    7/31/2007      $52,456      $14,979    $26,511
    8/31/2007      $49,749      $15,203    $25,273
    9/30/2007      $60,851      $15,772    $31,358
   10/31/2007      $68,550      $16,023    $34,939
   11/30/2007      $62,439      $15,353    $32,865
   12/31/2007      $62,609      $15,246    $32,852
    1/31/2008      $68,072      $14,332    $36,097
    2/29/2008      $74,338      $13,866    $38,247
    3/31/2008      $67,103      $13,806    $33,492
    4/30/2008      $63,778      $14,479    $30,525
    5/31/2008      $68,273      $14,666    $32,657
    6/30/2008      $69,058      $13,430    $35,054
    7/31/2008      $60,353      $13,317    $31,203

AVERAGE ANNUAL TOTAL RETURN

ADVISOR CLASS   7/31/08
-------------   -------
1-Year          +15.05%
5-Year          +24.94%
10-Year         +19.69%


                               Annual Report | 11

ENDNOTES

INVESTING IN A FUND THAT CONCENTRATES IN THE PRECIOUS METALS SECTOR INVOLVES SPECIAL RISKS, INCLUDING THOSE RELATED TO FLUCTUATIONS IN THE PRICE OF GOLD AND OTHER PRECIOUS METALS AND INCREASED SUSCEPTIBILITY TO ADVERSE ECONOMIC AND REGULATORY DEVELOPMENTS AFFECTING THE SECTOR. IN ADDITION, THE FUND IS SUBJECT TO THE RISKS OF CURRENCY FLUCTUATION AND POLITICAL UNCERTAINTY ASSOCIATED WITH FOREIGN INVESTING. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Figures are as stated in the Fund's prospectus current as of the date of this report.

6. Source: (C) 2008 Morningstar. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 includes reinvested dividends and is one of the most widely used benchmarks of U.S. equity performance. The FTSE Gold Mines Index is an unweighted index that tracks the daily performance of gold mining companies in South Africa, Australia and North America. This is a price-only index and does not include dividends.


                               12 | Annual Report

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

- Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                               Annual Report | 13

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                       VALUE 2/1/08      VALUE 7/31/08   PERIOD* 2/1/08-7/31/08
-------                                    -----------------   --------------   ----------------------
Actual                                           $1,000           $  885.20              $4.22
Hypothetical (5% return before expenses)         $1,000           $1,020.39              $4.52
CLASS B
Actual                                           $1,000           $  882.10              $7.72
Hypothetical (5% return before expenses)         $1,000           $1,016.66              $8.27
CLASS C
Actual                                           $1,000           $  882.10              $7.72
Hypothetical (5% return before expenses)         $1,000           $1,016.66              $8.27
ADVISOR CLASS
Actual                                           $1,000           $  886.60              $3.05
Hypothetical (5% return before expenses)         $1,000           $1,021.63              $3.27

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.90%; B: 1.65%; C: 1.65%; and Advisor:
     0.65%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.


                               14 | Annual Report

Franklin Gold and Precious Metals Fund

FINANCIAL HIGHLIGHTS

                                                                        YEAR ENDED JULY 31,
                                                     --------------------------------------------------------
                                                        2008         2007        2006       2005       2004
                                                     ----------   ----------   --------   --------   --------
CLASS A
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...............   $    33.73   $    30.67   $  17.81   $  15.94   $  13.74
                                                     ----------   ----------   --------   --------   --------
Income from investment operations(a):
   Net investment income(b) ......................         0.03         0.11       0.15       0.04       0.05
   Net realized and unrealized gains (losses) ....         5.09         4.71      12.87       1.84       2.25
                                                     ----------   ----------   --------   --------   --------
Total from investment operations .................         5.12         4.82      13.02       1.88       2.30
                                                     ----------   ----------   --------   --------   --------
Less distributions from:
   Net investment income .........................        (1.97)       (0.76)     (0.16)     (0.01)     (0.10)
   Net realized gains ............................        (1.87)       (1.00)        --         --         --
                                                     ----------   ----------   --------   --------   --------
Total distributions ..............................        (3.84)       (1.76)     (0.16)     (0.01)     (0.10)
                                                     ----------   ----------   --------   --------   --------
Redemption fees(c) ...............................           --           --         --         --         --
                                                     ----------   ----------   --------   --------   --------
Net asset value, end of year .....................   $    35.01   $    33.73   $  30.67   $  17.81   $  15.94
                                                     ==========   ==========   ========   ========   ========
Total return(d) ..................................        14.76%       15.94%     73.36%     11.78%     16.68%
RATIOS TO AVERAGE NET ASSETS
Expenses(e) ......................................         0.89%        0.93%      0.92%      0.96%      0.96%
Net investment income ............................         0.08%        0.33%      0.57%      0.21%      0.26%
SUPPLEMENTAL DATA
Net assets, end of year (000's) ..................   $1,310,889   $1,011,344   $885,176   $439,628   $394,292
Portfolio turnover rate ..........................         4.48%        7.20%     10.96%     11.33%      8.11%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Amount rounds to less than $0.01 per share.

(d) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(e)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 15

Franklin Gold and Precious Metals Fund

                                                                     YEAR ENDED JULY 31,
                                                     ---------------------------------------------------
                                                       2008       2007       2006       2005       2004
                                                     -------    -------    -------    -------    -------
CLASS B
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...............   $ 32.60    $ 29.62    $ 17.24    $ 15.54    $ 13.46
                                                     -------    -------    -------    -------    -------
Income from investment operations(a):
   Net investment income (loss)(b) ...............     (0.23)     (0.12)     (0.04)     (0.09)     (0.08)
   Net realized and unrealized gains (losses) ....      4.92       4.54      12.44       1.79       2.21
                                                     -------    -------    -------    -------    -------
Total from investment operations .................      4.69       4.42      12.40       1.70       2.13
                                                     -------    -------    -------    -------    -------
Less distributions from:
   Net investment income .........................     (1.69)     (0.44)     (0.02)        --      (0.05)
   Net realized gains ............................     (1.87)     (1.00)        --         --         --
                                                     -------    -------    -------    -------    -------
Total distributions ..............................     (3.56)     (1.44)     (0.02)        --      (0.05)
                                                     -------    -------    -------    -------    -------
Redemption fees(c) ...............................        --         --         --         --         --
                                                     -------    -------    -------    -------    -------
Net asset value, end of year .....................   $ 33.73    $ 32.60    $ 29.62    $ 17.24    $ 15.54
                                                     =======    =======    =======    =======    =======
Total return(d) ..................................     13.91%     15.12%     71.95%     10.94%     15.81%
RATIOS TO AVERAGE NET ASSETS
Expenses(e) ......................................      1.64%      1.68%      1.67%      1.70%      1.71%
Net investment income (loss) .....................     (0.67)%    (0.41)%    (0.19)%    (0.53)%    (0.49)%
SUPPLEMENTAL DATA
Net assets, end of year (000's) ..................   $60,872    $62,386    $60,423    $41,270    $37,738
Portfolio turnover rate ..........................      4.48%      7.20%     10.96%     11.33%      8.11%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Amount rounds to less than $0.01 per share.

(d) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(e)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                               16 | Annual Report

Franklin Gold and Precious Metals Fund

                                                                        YEAR ENDED JULY 31,
                                                     --------------------------------------------------------
                                                       2008        2007        2006        2005        2004
                                                     --------    --------    --------    --------    --------
CLASS C
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...............   $  32.90    $  29.90    $  17.40    $  15.69    $  13.59
                                                     --------    --------    --------    --------    --------
Income from investment operations(a):
   Net investment income (loss)(b) ...............      (0.25)      (0.13)      (0.05)      (0.09)      (0.09)
   Net realized and unrealized gains (losses) ....       4.98        4.60       12.58        1.80        2.23
                                                     --------    --------    --------    --------    --------
Total from investment operations .................       4.73        4.47       12.53        1.71        2.14
                                                     --------    --------    --------    --------    --------
Less distributions from:
   Net investment income .........................      (1.73)      (0.47)      (0.03)         --       (0.04)
   Net realized gains ............................      (1.87)      (1.00)         --          --          --
                                                     --------    --------    --------    --------    --------
Total distributions ..............................      (3.60)      (1.47)      (0.03)         --       (0.04)
                                                     --------    --------    --------    --------    --------
Redemption fees(c) ...............................         --          --          --          --          --
                                                     --------    --------    --------    --------    --------
Net asset value, end of year .....................   $  34.03    $  32.90    $  29.90    $  17.40    $  15.69
                                                     ========    ========    ========    ========    ========
Total return(d) ..................................      13.89%      15.10%      72.04%      10.96%      15.77%
RATIOS TO AVERAGE NET ASSETS
Expenses(e) ......................................       1.64%       1.68%       1.67%       1.71%       1.71%
Net investment income (loss) .....................      (0.67)%     (0.41)%     (0.19)%     (0.54)%     (0.49)%
SUPPLEMENTAL DATA
Net assets, end of year (000's) ..................   $319,641    $240,424    $217,371    $114,315    $101,962
Portfolio turnover rate ..........................       4.48%       7.20%      10.96%      11.33%       8.11%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Amount rounds to less than $0.01 per share.

(d) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(e)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 17

Franklin Gold and Precious Metals Fund

                                                                    YEAR ENDED JULY 31,
                                                     ------------------------------------------------
                                                       2008       2007      2006      2005      2004
                                                     --------   -------   -------   -------   -------
ADVISOR CLASS
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...............   $  34.68   $ 31.50   $ 18.28   $ 16.36   $ 14.08
                                                     --------   -------   -------   -------   -------
Income from investment operations(a):
   Net investment income(b) ......................       0.11      0.19      0.22      0.08      0.08
   Net realized and unrealized gains (losses) ....       5.25      4.84     13.20      1.89      2.33
                                                     --------   -------   -------   -------   -------
Total from investment operations .................       5.36      5.03     13.42      1.97      2.41
                                                     --------   -------   -------   -------   -------
Less distributions from:
   Net investment income .........................      (2.06)    (0.85)    (0.20)    (0.05)    (0.13)
   Net realized gains ............................      (1.87)    (1.00)       --        --        --
                                                     --------   -------   -------   -------   -------
Total distributions ..............................      (3.93)    (1.85)    (0.20)    (0.05)    (0.13)
                                                     --------   -------   -------   -------   -------
Redemption fees(c) ...............................         --        --        --        --        --
                                                     --------   -------   -------   -------   -------
Net asset value, end of year .....................   $  36.11   $ 34.68   $ 31.50   $ 18.28   $ 16.36
                                                     ========   =======   =======   =======   =======
Total return .....................................      15.05%    16.25%    73.68%    12.09%    16.91%
RATIOS TO AVERAGE NET ASSETS
Expenses(d) ......................................       0.64%     0.68%     0.67%     0.71%     0.71%
Net investment income ............................       0.33%     0.58%     0.82%     0.46%     0.51%
SUPPLEMENTAL DATA
Net assets, end of year (000's) ..................   $115,322   $65,120   $60,213   $34,519   $35,351
Portfolio turnover rate ..........................       4.48%     7.20%    10.96%    11.33%     8.11%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Amount rounds to less than $0.01 per share.

(d)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                               18 | Annual Report

Franklin Gold and Precious Metals Fund

STATEMENT OF INVESTMENTS, JULY 31, 2008

                                                                                       SHARES/
                                                                       COUNTRY        WARRANTS         VALUE
                                                                  ----------------   ----------   ---------------
          COMMON STOCKS AND WARRANTS 97.8%
          GOLD AND DIVERSIFIED RESOURCES 8.0%
          Anglo American PLC...................................    United Kingdom       233,051   $    13,494,688
          Anglo American PLC, ADR..............................    United Kingdom       239,571         6,842,148
      (a) First Uranium Corp. .................................        Canada           300,600         1,614,866
    (a,b) First Uranium Corp., 144A............................        Canada           544,800         2,926,744
      (b) Franco-Nevada Corp., 144A............................        Canada           685,400        14,266,335
      (a) Fresnillo PLC........................................    United Kingdom       600,000         4,698,169
    (a,b) Fresnillo PLC, 144A..................................    United Kingdom     4,036,100        31,603,802
      (a) Hecla Mining Co......................................    United States      1,200,000        11,016,000
          Hochschild Mining PLC................................    United Kingdom       500,000         3,047,863
      (b) Hochschild Mining PLC, 144A..........................    United Kingdom     2,100,000        12,801,025
      (a) Mvelaphanda Resources Ltd. ..........................     South Africa      2,650,000        18,243,474
          OZ Minerals Ltd. ....................................       Australia       8,882,655        16,722,486
    (a,b) Polymetal, GDR, 144A.................................        Russia           250,000         1,990,000
          Royal Gold Inc. .....................................     United States       150,000         5,352,000
                                                                                                  ---------------
                                                                                                      144,619,600
                                                                                                  ---------------
          GOLD EXPLORATION AND DEVELOPMENT 6.0%
      (a) AXMIN Inc. ..........................................        Canada           500,000           107,443
    (a,b) AXMIN Inc. ..........................................        Canada         2,000,000           429,771
      (a) Banro Corp. .........................................        Canada           350,000         1,367,455
      (a) Bendigo Mining Ltd. .................................       Australia      13,648,795         3,019,188
    (a,b) Bendigo Mining Ltd., 144A............................       Australia       5,000,000         1,106,028
      (a) Centamin Egypt Ltd. .................................       Australia       7,500,000         8,058,215
    (a,b) Centamin Egypt Ltd., 144A............................       Australia       5,000,000         5,372,143
      (a) Gabriel Resources Ltd. ..............................        Canada         1,500,000         3,985,153
    (a,b) Gabriel Resources Ltd., 144A.........................        Canada         1,500,000         3,985,153
      (a) Great Basin Gold Ltd. ...............................        Canada         2,000,000         6,974,018
      (a) International Minerals Corp. ........................        Canada           700,000         3,404,962
      (a) Ivanhoe Mines Ltd. ..................................        Canada           490,000         5,532,721
    (a,b) Ivanhoe Mines Ltd. ..................................        Canada           918,600        10,372,159
    (a,c) Mineral Deposits Ltd. ...............................       Australia       6,092,798         5,046,932
      (a) Nautilus Minerals Inc. ..............................        Canada         1,000,000         1,572,573
    (a,b) Nautilus Minerals Inc., 144A.........................        Canada         1,278,000         2,009,748
    (a,b) Nautilus Minerals Inc., wts., 144A, 2/15/09..........        Canada           639,000                --
      (a) Nevsun Resources Ltd. ...............................        Canada           877,000         1,293,485
      (a) NovaGold Resources Inc. .............................        Canada           650,000         5,629,000
      (a) Orezone Resources Inc. ..............................        Canada         7,000,000         5,950,000
    (a,b) Orsu Metals Corp., 144A..............................        Canada        10,600,000         6,626,294
    (a,b) Orsu Metals Corp., wts., 144A, 4/11/10...............        Canada         5,300,000           983,591
      (a) PanAust Ltd. ........................................       Australia      30,600,000        23,907,136
      (a) Shore Gold Inc. .....................................        Canada           800,000         1,250,244
                                                                                                  ---------------
                                                                                                      107,983,412
                                                                                                  ---------------
          LONG LIFE GOLD MINES 54.7%
          Agnico-Eagle Mines Ltd. .............................        Canada         1,300,000        71,045,000
      (a) Alamos Gold Inc. ....................................        Canada         1,596,400        11,460,774
    (a,b) Alamos Gold Inc., 144A...............................        Canada           400,000         2,871,655
          AngloGold Ashanti Ltd. ..............................     South Africa         78,911         2,595,226
          AngloGold Ashanti Ltd., ADR..........................     South Africa      2,984,723        97,930,359


                               Annual Report | 19

Franklin Gold and Precious Metals Fund

                                                                                       SHARES/
                                                                       COUNTRY        WARRANTS         VALUE
                                                                  ----------------   ----------   ---------------
          COMMON STOCKS AND WARRANTS (CONTINUED)
          LONG LIFE GOLD MINES (CONTINUED)
          Barrick Gold Corp. ..................................        Canada         2,976,283   $   126,045,585
       a) Centerra Gold Inc....................................        Canada           155,900           791,834
    (a,b) Centerra Gold Inc., 144A.............................        Canada         1,384,800         7,033,561
          Compania de Minas Buenaventura SA....................         Peru            201,186         5,442,972
          Compania de Minas Buenaventura SA, ADR...............         Peru          2,577,972        69,373,227
      (a) Gammon Gold Inc. ....................................        Canada         2,614,500        26,814,075
          Gold Fields Ltd. ....................................     South Africa        697,191         8,408,491
          Gold Fields Ltd., ADR................................     South Africa      2,454,528        28,987,976
          Goldcorp Inc. .......................................        Canada         1,260,625        46,974,843
          Goldcorp Inc. (USD Traded)...........................        Canada         2,459,865        91,875,958
      (a) Goldcorp Inc., wts., 6/09/11.........................        Canada             9,125           115,867
      (a) Harmony Gold Mining Co. Ltd. ........................     South Africa      1,443,000        15,786,347
      (a) Harmony Gold Mining Co. Ltd., ADR....................     South Africa        950,000        10,269,500
      (a) Lihir Gold Ltd. .....................................   Papua New Guinea   17,947,142        45,950,712
          Newcrest Mining Ltd. ................................       Australia       5,585,928       155,006,838
          Newmont Mining Corp. ................................     United States     1,025,714        49,193,243
          Randgold Resources Ltd., ADR.........................    United Kingdom     2,227,600       114,008,568
                                                                                                  ---------------
                                                                                                      987,982,611
                                                                                                  ---------------
          MEDIUM LIFE GOLD MINES 14.4%
      (a) Aurizon Mines Ltd. ..................................        Canada         1,800,000         8,403,985
      (a) Eldorado Gold Corp. .................................        Canada         3,245,000        26,497,558
    (a,b) GBS Gold International Inc., 144A....................        Canada         2,000,000         2,363,743
      (a) Golden Star Resources Ltd. ..........................        Canada           750,000         1,802,110
      (a) Golden Star Resources Ltd. (USD Traded)..............        Canada           700,000         1,771,000
          IAMGOLD Corp. .......................................        Canada         1,282,000         8,552,510
    (a,b) Jinshan Gold Mines Inc., 144A........................        Canada         5,595,000        12,569,350
      (a) Kingsgate Consolidated Ltd. .........................       Australia       2,105,148        11,294,982
          Kinross Gold Corp. ..................................        Canada         3,603,012        65,704,467
      (a) New Gold Inc. .......................................        Canada         1,340,098         7,984,565
    (a,b) New Gold Inc., wts., 12/11/08........................        Canada           494,499         1,135,058
      (a) SEMAFO Inc. .........................................        Canada         4,725,000         6,461,223
    (a,b) SEMAFO Inc., 144A....................................        Canada         3,000,000         4,102,364
      (a) Sino Gold Mining Ltd. ...............................       Australia       3,100,000        14,881,953
      (b) Sino Gold Mining Ltd., 144A..........................       Australia         413,333         1,984,259
          Yamana Gold Inc. ....................................        Canada         1,899,527        23,497,149
          Yamana Gold Inc. (USD Traded)........................        Canada         2,779,193        34,366,657
      (b) Yamana Gold Inc., 144A...............................        Canada         2,300,000        28,441,102
                                                                                                  ---------------
                                                                                                      261,814,035
                                                                                                  ---------------
          PLATINUM & PALLADIUM 14.7%
          Anglo Platinum Ltd. .................................     South Africa        124,000        16,312,453
          Anglo Platinum Ltd., ADR.............................     South Africa        571,138        74,662,015
      (a) Eastern Platinum Ltd. ...............................        Canada         6,585,100        12,156,514
          Impala Platinum Holdings Ltd. .......................     South Africa      2,825,000        94,668,598
          Impala Platinum Holdings Ltd., ADR...................     South Africa      1,542,400        50,822,080
          Lonmin PLC...........................................    United Kingdom       350,000        16,825,195
                                                                                                  ---------------
                                                                                                      265,446,855
                                                                                                  ---------------


                               20 | Annual Report

Franklin Gold and Precious Metals Fund

                                                                                       SHARES/
                                                                       COUNTRY        WARRANTS         VALUE
                                                                  ----------------   ----------   ---------------
          TOTAL COMMON STOCKS AND WARRANTS (COST $934,584,767).                                   $ 1,767,846,513
                                                                                                  ---------------
          SHORT TERM INVESTMENTS (COST $43,229,399) 2.4%
          MONEY MARKET FUND 2.4%
      (d) Franklin Institutional Fiduciary Trust Money
          Market Portfolio, 2.20%..............................     United States    43,229,399        43,229,399
                                                                                                  ---------------
          TOTAL INVESTMENTS (COST $977,814,166) 100.2%.........                                     1,811,075,912
          OTHER ASSETS, LESS LIABILITIES (0.2)%................                                        (4,352,226)
                                                                                                  ---------------
          NET ASSETS 100.0%....................................                                   $ 1,806,723,686
                                                                                                  ===============

CURRENCY ABBREVIATION
USD - U.S. Dollar

SELECTED PORTFOLIO ABBREVIATIONS
ADR - American Depository Receipt
GDR - Global Depository Receipt

(a)  Non-income producing for the twelve months ended July 31, 2008.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At July 31, 2008, the aggregate value of these securities was $143,036,897, representing 7.92% of net assets.

(c)  A portion or all of the security purchased on a delayed delivery basis. See
     Note 1(c).

(d) See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 21

Franklin Gold and Precious Metals Fund

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2008

Assets:
   Investments in securities:
      Cost - Unaffiliated issuers .............................   $  934,584,767
      Cost - Sweep Money Fund (Note 7) ........................       43,229,399
                                                                  --------------
      Total cost of investments ...............................   $  977,814,166
                                                                  ==============
      Value - Unaffiliated issuers ............................   $1,767,846,513
      Value - Sweep Money Fund (Note 7) .......................       43,229,399
                                                                  --------------
      Total value of investments ..............................    1,811,075,912
   Foreign currency, at value (cost $3,181) ...................            3,147
   Receivables:
      Capital shares sold .....................................        6,099,857
      Dividends ...............................................          285,682
                                                                  --------------
         Total assets .........................................    1,817,464,598
                                                                  ==============
Liabilities:
   Payables:
      Investment securities purchased .........................        2,068,878
      Capital shares redeemed .................................        6,869,253
      Affiliates ..............................................        1,439,472
   Accrued expenses and other liabilities .....................          363,309
                                                                  --------------
         Total liabilities ....................................       10,740,912
                                                                  --------------
            Net assets, at value ..............................   $1,806,723,686
                                                                  ==============
Net assets consist of:
   Paid-in capital ............................................   $1,069,558,620
   Distributions in excess of net investment income ...........      (95,856,094)
   Net unrealized appreciation (depreciation) .................      833,263,200
   Accumulated net realized gain (loss) .......................         (242,040)
                                                                  --------------
            Net assets, at value ..............................   $1,806,723,686
                                                                  ==============

   The accompanying notes are an integral part of these financial statements.


                               22 | Annual Report

Franklin Gold and Precious Metals Fund

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
July 31, 2008

CLASS A:
   Net assets, at value .......................................   $1,310,888,953
                                                                  ==============
   Shares outstanding .........................................       37,443,912
                                                                  ==============
   Net asset value per share(a) ...............................   $        35.01
                                                                  ==============
   Maximum offering price per share (net asset value per
      share / 94.25%) .........................................   $        37.15
                                                                  ==============
CLASS B:
   Net assets, at value .......................................   $   60,871,896
                                                                  ==============
   Shares outstanding .........................................        1,804,919
                                                                  ==============
   Net asset value and maximum offering price per share(a) ....   $        33.73
                                                                  ==============
CLASS C:
   Net assets, at value .......................................   $  319,640,858
                                                                  ==============
   Shares outstanding .........................................        9,393,690
                                                                  ==============
   Net asset value and maximum offering price per share(a) ....   $        34.03
                                                                  ==============
ADVISOR CLASS:
   Net assets, at value .......................................   $  115,321,979
                                                                  ==============
   Shares outstanding .........................................        3,193,452
                                                                  ==============
   Net asset value and maximum offering price per share(a) ....   $        36.11
                                                                  ==============

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 23

Franklin Gold and Precious Metals Fund

STATEMENT OF OPERATIONS
for the year ended July 31, 2008

Investment income:
   Dividends: (net of foreign taxes of $440,443)
      Unaffiliated issuers ....................................   $   15,781,546
      Sweep Money Fund (Note 7) ...............................        1,323,427
   Interest ...................................................          255,426
                                                                  --------------
         Total investment income ..............................       17,360,399
                                                                  --------------
Expenses:
   Management fees (Note 3a) ..................................        8,256,191
   Distribution fees: (Note 3c)
      Class A .................................................        3,245,358
      Class B .................................................          675,969
      Class C .................................................        3,182,851
   Transfer agent fees (Note 3e) ..............................        2,243,970
   Custodian fees (Note 4) ....................................          232,299
   Reports to shareholders ....................................          225,624
   Registration and filing fees ...............................          191,141
   Professional fees ..........................................          113,292
   Trustees' fees and expenses ................................           92,744
   Other ......................................................          104,080
                                                                  --------------
         Total expenses .......................................       18,563,519
         Expense reductions (Note 4) ..........................           (1,369)
                                                                  --------------
            Net expenses ......................................       18,562,150
                                                                  --------------
              Net investment income (loss) ....................       (1,201,751)
                                                                  --------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments .............................................       40,552,480
      Foreign currency transactions ...........................         (512,612)
                                                                  --------------
               Net realized gain (loss) .......................       40,039,868
                                                                  --------------
   Net change in unrealized appreciation (depreciation) on:
      Investments .............................................      122,948,496
      Translation of assets and liabilities denominated in
         foreign currencies ...................................         (310,179)
                                                                  --------------
               Net change in unrealized appreciation
                  (depreciation) ..............................      122,638,317
                                                                  --------------
Net realized and unrealized gain (loss) .......................      162,678,185
                                                                  --------------
Net increase (decrease) in net assets resulting from
   operations .................................................   $  161,476,434
                                                                  ==============

   The accompanying notes are an integral part of these financial statements.


                               24 | Annual Report

Franklin Gold and Precious Metals Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     YEAR ENDED JULY 31,
                                                                                               -------------------------------
                                                                                                    2008             2007
                                                                                               --------------   --------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ................................................................   $   (1,201,751)  $    2,351,891
      Net realized gain (loss) from investments and foreign currency transactions ..........       40,039,868       55,126,559
      Net change in unrealized appreciation (depreciation) on investments and translation of
         assets and liabilities denominated in foreign currencies ..........................      122,638,317      128,955,959
                                                                                               --------------   --------------
         Net increase (decrease) in net assets resulting from operations ...................      161,476,434      186,434,409
                                                                                               --------------   --------------
   Distributions to shareholders from:
      Net investment income:
         Class A ...........................................................................      (59,606,649)     (21,865,871)
         Class B ...........................................................................       (2,968,742)        (871,751)
         Class C ...........................................................................      (13,239,503)      (3,276,068)
         Advisor Class .....................................................................       (4,264,295)      (1,644,592)
      Net realized gains:
         Class A ...........................................................................      (56,393,008)     (28,740,740)
         Class B ...........................................................................       (3,268,164)      (1,976,377)
         Class C ...........................................................................      (14,261,659)      (7,022,535)
         Advisor Class .....................................................................       (3,861,237)      (1,931,389)
                                                                                               --------------   --------------
   Total distributions to shareholders .....................................................     (157,863,257)     (67,329,323)
                                                                                               --------------   --------------
   Capital share transactions: (Note 2)
         Class A ...........................................................................      292,702,634       38,685,399
         Class B ...........................................................................       (3,432,880)      (3,698,184)
         Class C ...........................................................................       81,576,070        2,733,961
         Advisor Class .....................................................................       52,919,737         (744,605)
                                                                                               --------------   --------------
   Total capital share transactions ........................................................      423,765,561       36,976,571
                                                                                               --------------   --------------
   Redemption fees .........................................................................           70,989            8,785
                                                                                               --------------   --------------
            Net increase (decrease) in net assets ..........................................      427,449,727      156,090,442
Net assets:
   Beginning of year .......................................................................    1,379,273,959    1,223,183,517
                                                                                               --------------   --------------
   End of year .............................................................................   $1,806,723,686   $1,379,273,959
                                                                                               ==============   ==============
Distributions in excess of net investment income included in net assets:
   End of year .............................................................................   $  (95,856,094)  $  (25,605,202)
                                                                                               ==============   ==============


   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 25

Franklin Gold and Precious Metals Fund

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Gold and Precious Metals Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a non-diversified, open-end investment company. The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                               26 | Annual Report

Franklin Gold and Precious Metals Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

D. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.


                               Annual Report | 27

Franklin Gold and Precious Metals Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

The Fund has reviewed the tax positions, taken on federal income tax returns, for the three open tax years and as of July 31, 2008, and has determined that no provision for income tax is required in the Fund's financial statements.

F. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                               28 | Annual Report

Franklin Gold and Precious Metals Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

H. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the fund and accounted for as an addition to paid-in capital. Effective September 1, 2008, the redemption fee will be eliminated.

I. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At July 31, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

                                                                     YEAR ENDED JULY 31,
                                                  ---------------------------------------------------------
                                                              2008                          2007
                                                  ---------------------------   ---------------------------
                                                     SHARES         AMOUNT         SHARES         AMOUNT
                                                  -----------   -------------   -----------   -------------
CLASS A SHARES:
   Shares sold ................................    16,455,560   $ 642,590,673     9,952,865   $ 321,030,285
   Shares issued in reinvestment of
      distributions ...........................     2,793,112     101,724,854     1,337,299      43,208,127
   Shares redeemed ............................   (11,792,878)   (451,612,893)  (10,163,730)   (325,553,013)
                                                  -----------   -------------   -----------   -------------
   Net increase (decrease) ....................     7,455,794   $ 292,702,634     1,126,434   $  38,685,399
                                                  ===========   =============   ===========   =============
CLASS B SHARES:
   Shares sold ................................       387,880   $  14,588,592       166,415   $   5,219,309
   Shares issued in reinvestment of
      distributions ...........................       157,613       5,555,874        79,582       2,498,087
   Shares redeemed ............................      (654,065)    (23,577,346)     (372,167)    (11,415,580)
                                                  -----------   -------------   -----------   -------------
   Net increase (decrease) ....................      (108,572)  $  (3,432,880)     (126,170)  $  (3,698,184)
                                                  ===========   =============   ===========   =============
CLASS C SHARES:
   Shares sold ................................     3,931,713   $ 151,719,692     1,657,798   $  52,788,963
   Shares issued in reinvestment of
      distributions ...........................       636,766      22,649,772       268,875       8,515,298
   Shares redeemed ............................    (2,482,227)    (92,793,394)   (1,887,994)    (58,570,300)
                                                  -----------   -------------   -----------   -------------
   Net increase (decrease) ....................     2,086,252   $  81,576,070        38,679   $   2,733,961
                                                  ===========   =============   ===========   =============


                               Annual Report | 29

Franklin Gold and Precious Metals Fund

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                                     YEAR ENDED JULY 31,
                                                  ---------------------------------------------------------
                                                              2008                          2007
                                                  ---------------------------   ---------------------------
                                                     SHARES         AMOUNT         SHARES         AMOUNT
                                                  -----------   -------------   -----------   -------------
ADVISOR CLASS SHARES:
   Shares sold ................................     1,692,601   $  68,221,162       404,725   $  13,568,522
   Shares issued in reinvestment of
      distributions ...........................       182,311       6,836,654        92,530       3,068,310
   Shares redeemed ............................      (559,298)    (22,138,079)     (531,240)    (17,381,437)
                                                  -----------   -------------   -----------   -------------
   Net increase (decrease) ....................     1,315,614   $  52,919,737       (33,985)  $    (744,605)
                                                  ===========   =============   ===========   =============

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

SUBSIDIARY                                                   AFFILIATION
----------                                             -----------------------
Franklin Advisers, Inc. (Advisers)                     Investment manager
Franklin Templeton Services, LLC (FT Services)         Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)   Principal underwriter
Franklin Templeton Investor Services, LLC (Investor
   Services)                                           Transfer agent

A. MANAGEMENT FEES

Effective January 1, 2008, the Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

ANNUALIZED FEE RATE                       NET ASSETS
-------------------   ---------------------------------------------------
       0.625%         Up to and including $100 million
       0.500%         Over $100 million, up to and including $250 million
       0.450%         Over $250 million, up to and including $7.5 billion
       0.440%         Over $7.5 billion, up to and including $10 billion
       0.430%         Over $10 billion, up to and including $12.5 billion
       0.420%         Over $12.5 billion, up to and including $15 billion
       0.400%         In excess of $15 billion

Prior to January 1, 2008, the Fund paid fees to Advisers based on the month-end net assets of the Fund as follows:

ANNUALIZED FEE RATE                       NET ASSETS
-------------------   ---------------------------------------------------
       0.625%         Up to and including $100 million
       0.500%         Over $100 million, up to and including $250 million
       0.450%         Over $250 million, up to and including $10 billion
       0.440%         Over $10 billion, up to and including $12.5 billion
       0.420%         Over $12.5 billion, up to and including $15 billion
       0.400%         In excess of $15 billion


                               30 | Annual Report

Franklin Gold and Precious Metals Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund's Class B and C compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A   0.25%
Class B   1.00%
Class C   1.00%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:

Sales charges retained net of commissions paid to
   unaffiliated broker/dealers ....................   $1,010,270
Contingent deferred sales charges retained ........   $  186,787

E. TRANSFER AGENT FEES

For the year ended July 31, 2008, the Fund paid transfer agent fees of $2,243,970, of which $1,360,332 was retained by Investor Services.


                               Annual Report | 31

Franklin Gold and Precious Metals Fund

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended July 31, 2008, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, realized currency losses and ordinary income losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At July 31, 2008, the Fund deferred realized currency losses and ordinary income losses of $363,995 and $42,768,904, respectively.

The tax character of distributions paid during the years ended July 31, 2008 and 2007, was as follows:

                                   2008           2007
                               ------------   -----------
Distributions paid from:
   Ordinary income .........   $ 79,118,657   $27,658,282
   Long term capital gain ..     78,744,600    39,671,041
                               ------------   -----------
                               $157,863,257   $67,329,323
                               ============   ===========

At July 31, 2008, the cost of investments, net unrealized appreciation (depreciation) and undistributed long term capital gains for income tax purposes were as follows:

Cost of investments ...............................   $1,036,785,745
                                                      ==============
Unrealized appreciation ...........................   $  836,984,135
Unrealized depreciation ...........................      (62,693,968)
                                                      --------------
Net unrealized appreciation (depreciation) ........   $  774,290,167
                                                      ==============
Distributable earnings - undistributed long term
   capital gains ..................................   $    6,005,913
                                                      ==============

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and passive foreign investment company shares.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and passive foreign investment company shares.


                               32 | Annual Report

Franklin Gold and Precious Metals Fund

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2008, aggregated $329,029,219 and $77,332,134, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.


                               Annual Report | 33

Franklin Gold and Precious Metals Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FRANKLIN GOLD AND PRECIOUS METALS FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Gold and Precious Metals Fund (the "Fund") at July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
September 17, 2008


                               34 | Annual Report

Franklin Gold and Precious Metals Fund

TAX DESIGNATION (UNAUDITED)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Fund designates the maximum amount allowable but no less than $39,664,977 as a long term capital gain dividend for the fiscal year ended July 31, 2008.

Under Section 854(b)(2) of the Code, the Fund designates the maximum amount allowable but no less than $6,467,039 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended July 31, 2008. Distributions, including qualified dividend income, paid during the calendar year 2008 will be reported to shareholders on Form 1099-DIV in January 2009. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 871(k)(1)(C) of the Code, the Fund designates the maximum amount allowable but no less than $861,026 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended July 31, 2008.

At July 31, 2008, more than 50% of the Franklin Gold and Precious Metals Fund total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. The Fund elects to treat foreign taxes paid as allowed under
Section 853 of the Code. This election will allow shareholders of record in December 2008, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

In addition, in January 2009, shareholders will receive Form 1099-DIV which will include their share of taxes withheld and foreign source income distributed during the calendar year 2008.


                               Annual Report | 35

Franklin Gold and Precious Metals Fund

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

                                                                        NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                     LENGTH OF        FUND COMPLEX OVERSEEN
AND ADDRESS                          POSITION          TIME SERVED          BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-------------------              ---------------   ------------------   -----------------------   ----------------------------------
HARRIS J. ASHTON (1932)          Trustee           Since 1982           143                       Bar-S Foods (meat packing
One Franklin Parkway                                                                              company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

ROBERT F. CARLSON (1928)         Trustee           Since 2007           122                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Retired; and FORMERLY, Vice President, senior member and past President, Board of Administration, California Public Employees
Retirement Systems (CALPERS); member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of
California; and Chief Counsel, California Department of Transportation.

SAM GINN (1937)                  Trustee           Since 2007           122                       Chevron Corporation (global energy
One Franklin Parkway                                                                              company) and ICO Global
San Mateo, CA 94403-1906                                                                          Communications (Holdings) Limited
                                                                                                  (satellite company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Private investor; and FORMERLY, Chairman of the Board, Vodafone AirTouch, PLC (wireless company); Chairman of the Board and Chief
Executive Officer, AirTouch Communications (cellular communications) (1993-1998) and Pacific Telesis Groups (telephone holding company) (1988-1994).

EDITH E. HOLIDAY (1952)          Trustee           Since 2003           143                       Hess Corporation (exploration and
One Franklin Parkway                                                                              refining of oil and gas), H.J.
San Mateo, CA 94403-1906                                                                          Heinz Company (processed foods and
                                                                                                  allied products), RTI
                                                                                                  International Metals, Inc.
                                                                                                  (manufacture and distribution of
                                                                                                  titanium), Canadian National
                                                                                                  Railway (railroad) and White
                                                                                                  Mountains Insurance Group, Ltd.
                                                                                                  (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).


                               36 | Annual Report

                                                                        NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                     LENGTH OF        FUND COMPLEX OVERSEEN
AND ADDRESS                          POSITION          TIME SERVED          BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-------------------              ---------------   ------------------   -----------------------   ----------------------------------
FRANK W. T. LAHAYE (1929)        Trustee           Since 1968           122                       Center for Creative Land Recycling
One Franklin Parkway                                                                              (brownfield redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).

FRANK A. OLSON (1932)            Trustee           Since 2005           143                       Hess Corporation (exploration and
One Franklin Parkway                                                                              refining of oil and gas) and
San Mateo, CA 94403-1906                                                                          Sentient Jet (private jet
                                                                                                  service).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer
(1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).

LARRY D. THOMPSON (1945)         Trustee           Since 2007           143                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and FORMERLY,
Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (credit card provider) (1997-2001); Senior Fellow of
The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General,
U.S. Department of Justice (2001-2003).

JOHN B. WILSON (1959)            Lead              Trustee since        122                       None
One Franklin Parkway             Independent       2006 and Lead
San Mateo, CA 94403-1906         Trustee           Independent
                                                   Trustee since
                                                   January 2008

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President - Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Executive Vice President -
Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).

INTERESTED BOARD MEMBERS AND OFFICERS

                                                                        NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                     LENGTH OF        FUND COMPLEX OVERSEEN
AND ADDRESS                          POSITION          TIME SERVED          BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-------------------              ---------------   ------------------   -----------------------   ----------------------------------
**CHARLES B. JOHNSON (1933)      Trustee and       Trustee since        143                       None
One Franklin Parkway             Chairman          1976 and
San Mateo, CA 94403-1906         of the Board      Chairman of the
                                                   Board since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton Worldwide, Inc.;
and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.


                               Annual Report | 37

                                                                        NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                     LENGTH OF        FUND COMPLEX OVERSEEN
AND ADDRESS                          POSITION          TIME SERVED          BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-------------------              ---------------   ------------------   -----------------------   ----------------------------------
**GREGORY E. JOHNSON (1961)      Trustee           Since 2007           94                        None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, President and Chief Executive Officer, Franklin Resources, Inc.; President, Templeton Worldwide, Inc.; Director, Templeton
Asset Management Ltd.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 33 of the investment companies in Franklin Templeton Investments.

JAMES M. DAVIS (1952)            Chief             Chief Compliance     Not Applicable            Not Applicable
One Franklin Parkway             Compliance        Officer since 2004
San Mateo, CA 94403-1906         Officer and       and Vice President
                                 Vice President    - AML Compliance
                                 - AML             since 2006
                                 Compliance

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of
46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance, Franklin Resources, Inc.
(1994-2001).

LAURA F. FERGERSON (1962)        Treasurer,        Treasurer            Not Applicable            Not Applicable
One Franklin Parkway             Chief Financial   since 2004,
San Mateo, CA 94403-1906         Officer and       Chief Financial
                                 Chief             Officer and
                                 Accounting        Chief Accounting
                                 Officer           Officer since
                                                   February 2008

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).

JIMMY D. GAMBILL (1947)          Vice President    Since                Not Applicable            Not Applicable
500 East Broward Blvd.                             February 2008
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.

DAVID P. GOSS (1947)             Vice President    Since 2000           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin
Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.


                               38 | Annual Report

                                                                        NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                     LENGTH OF        FUND COMPLEX OVERSEEN
AND ADDRESS                          POSITION          TIME SERVED          BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-------------------              ---------------   ------------------   -----------------------   ----------------------------------
RUPERT H. JOHNSON, JR. (1940)    President and     President since      Not Applicable            Not Applicable
One Franklin Parkway             Chief Executive   2001 and Chief
San Mateo, CA 94403-1906         Officer -         Executive Officer
                                 Investment        - Investment
                                 Management        Management
                                                   since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and
Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin
Templeton Investments.

KAREN L. SKIDMORE (1952)         Vice President    Since 2006           Not Applicable            Not Applicable
One Franklin Parkway             and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of 30 of the investment companies in Franklin
Templeton Investments.

CRAIG S. TYLE (1960)             Vice President    Since 2005           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner, Shearman & Sterling,
LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).


                               Annual Report | 39

                                                                        NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                     LENGTH OF        FUND COMPLEX OVERSEEN
AND ADDRESS                          POSITION          TIME SERVED          BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-------------------              ---------------   ------------------   -----------------------   ----------------------------------
GALEN G. VETTER (1951)           Senior Vice       Since                Not Applicable            Not Applicable
500 East Broward Blvd.           President and     February 2008
Suite 2100                       Chief Executive
Fort Lauderdale, FL 33394-3091   Officer -
                                 Finance and
                                 Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President, Franklin Templeton Services, LLC; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and 1991-2004).

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Resources.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED JOHN B. WILSON AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. WILSON QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS CHIEF FINANCIAL OFFICER OF STAPLES, INC. FROM 1992 TO 1996. MR. WILSON HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE 2006. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD BELIEVES THAT MR. WILSON HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. WILSON IS AN INDEPENDENT BOARD MEMBER AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                               40 | Annual Report

Franklin Gold and Precious Metals Fund

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held April 15, 2008, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for the Fund. In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper report compared the Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional material accompanying such report was a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged the Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds,


                               Annual Report | 41

Franklin Gold and Precious Metals Fund

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in recent years. Among other factors taken into account by the Board were the Manager's best execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of the Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person's fund management area so as to be aligned with the interests of Fund shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties, the high industry ranking given to the Franklin Templeton website, and the firsthand experience of individual Board members who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing such performance was given to the Lipper report furnished for the agreement renewal. The Lipper report prepared for the Fund showed the investment performance of its Class A shares during the year ended January 31, 2008, as well as the previous 10 years ended that date in comparison to a performance universe consisting of all retail and institutional gold-oriented funds as selected by Lipper. The Board noted that the Fund's total return for the one-year period was in the highest quintile of such group and on an annualized basis was in the highest quintile for the previous three-year period of such performance universe and the second-highest and middle quintiles of such universe on an annualized basis for the previous five- and 10-year periods, respectively. The Board was satisfied with such comparative performance.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. Prior to making such comparison, the Board relied upon a survey showing that the scope of management advisory services covered under the Fund's investment management agreement was similar to those provided by fund managers to other mutual fund groups. In reviewing comparative


                               42 | Annual Report

Franklin Gold and Precious Metals Fund

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

costs, emphasis was given to the Fund's management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of a management fee, and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The results of such expense comparisons showed that both the contractual investment management fee rate for the Fund, as well as its actual total expenses were in the least expensive quintile of its Lipper expense group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its expense group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to the Fund. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager's own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund's independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Fund's Board solely for their purposes and use in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity that financed up-front commissions paid to brokers/dealers who sold fund Class B shares prior to February 2005 when the offering of such shares was discontinued, as well as potential benefits resulting from allocation of fund brokerage and the use of "soft" commission


                               Annual Report | 43

Franklin Gold and Precious Metals Fund

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The fee structure under the Fund's investment management agreement provides an initial fee of 0.625% on the first $100 million of assets; 0.50% on the next $150 million of assets and 0.45% on assets in excess of $250 million, with breakpoints continuing thereafter at the $7.5 billion asset level. The Fund had assets of approximately $1.7 billion on December 31, 2007, and the independent Trustees took into account management's position that the existing fee schedule was low and reflected anticipated economies of scale as shown in the favorable effective management fee and expense comparisons within its Lipper expense group. The Board believed that to the extent any economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment management agreement provides a sharing of benefits with the Fund and its shareholders.

PROXY VOTING POLICIES AND PROCEDURES

The Fund's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.


                               44 | Annual Report

Franklin Gold and Precious Metals Fund

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                               Annual Report | 45

                      This page intentionally left blank.

                      This page intentionally left blank.

                      This page intentionally left blank.

(FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)   One Franklin Parkway
                                           San Mateo, CA 94403-1906

-    WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

     Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN GOLD AND PRECIOUS METALS FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

132 A2008 09/08


     Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

       Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $44,865 for the fiscal year ended July 31, 2008 and $29,972 for the fiscal year ended July 31, 2007.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended July 31, 2008 and $46,000 for the fiscal year ended July 31, 2007. The services for which these fees were paid included tax compliance and advice.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $1,390 for the fiscal year ended July 31, 2008 and $0 for the fiscal year ended July 31, 2007. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4 were $282,687 for the fiscal year ended July 31, 2008 and $0 for the fiscal year ended July 31, 2007. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

     (i) pre-approval of all audit and audit related services;

     (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

     (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

     (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of
     (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $284,077 for the fiscal year ended July 31, 2008 and $46,000 for the fiscal year ended July 31, 2007.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

     Item 5. Audit Committee of Listed Registrants. N/A

     Item 6. Schedule of Investments. N/A

     Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

     Item 8. Portfolio Managers of Closed-End  Management  Investment Companies.
     N/A

     Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

     Item 10. Submission of Matters to a Vote of Security Holders. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

     Item 11. Controls and Procedures. (a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The
Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

     (b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GOLD AND PRECIOUS METALS FUND

By /s/GALEN G. VETTER
   ----------------------------------
        Galen G. Vetter
        Chief Executive Officer -
         Finance and Administration
Date    September 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/GALEN G. VETTER
   ----------------------------------
        Galen G. Vetter
        Chief Executive Officer -
         Finance and Administration
Date    September 26, 2008


By /s/LAURA F. FERGERSON
   ---------------------------------
        Laura F. Fergerson
        Chief Financial Officer and
         Chief Accounting Officer
Date    September 26, 2008